UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

Fidelity® 130/30
Large Cap
Fund

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 31, 2008 to May 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During Period March 31, 2008 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 1,086.00	$ 3.20B
HypotheticalA	$ 1,000.00	$ 1,015.95	$ 9.12C
Class T
Actual	$ 1,000.00	$ 1,086.00	$ 3.64B
HypotheticalA	$ 1,000.00	$ 1,014.70	$ 10.38C
Class B
Actual	$ 1,000.00	$ 1,085.00	$ 4.52B
HypotheticalA	$ 1,000.00	$ 1,012.20	$ 12.88C
Class C
Actual	$ 1,000.00	$ 1,085.00	$ 4.52B
HypotheticalA	$ 1,000.00	$ 1,012.20	$ 12.88C
130/30 Large Cap
Actual	$ 1,000.00	$ 1,087.00	$ 2.76B
HypotheticalA	$ 1,000.00	$ 1,017.20	$ 7.87C
Institutional Class
Actual	$ 1,000.00	$ 1,087.00	$ 2.76B
HypotheticalA	$ 1,000.00	$ 1,017.20	$ 7.87C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 62/366 (to reflect the period March 31, 2008 to May 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.81%A
Class T	2.06%A
Class B	2.56%A
Class C	2.56%A
130/30 Large Cap	1.56%A
Institutional Class	1.56%A

Semiannual Report

Investment Summary (Unaudited)

Top Ten Long Stocks as of May 31, 2008
% of fund's net assets
Hewlett-Packard Co.	3.7
ConocoPhillips	3.7
International Business Machines Corp.	3.3
JPMorgan Chase & Co.	2.8
Western Digital Corp.	2.3
McDonald's Corp.	2.2
Hess Corp.	2.1
State Street Corp.	2.0
Covidien Ltd.	2.0
Altria Group, Inc.	1.7
25.8
Top Ten Short Stocks as of May 31, 2008
% of fund's net assets
Coldwater Creek, Inc.	(1.0)
Orbitz Worldwide, Inc.	(1.0)
Riverbed Technology, Inc.	(1.0)
Shaw Group, Inc.	(0.9)
F5 Networks, Inc.	(0.9)
Discovery Holding Co. Class A	(0.9)
Omnicell, Inc.	(0.9)
Healthways, Inc.	(0.9)
SAVVIS, Inc.	(0.9)
MGM Mirage, Inc.	(0.8)
(9.2)
Market Sectors as of May 31, 2008
As a % of fund's net assets	Long	Short	Net
Information Technology	18.6	(5.7)	12.9
Financials	13.4	(1.2)	12.2
Energy	12.3	(0.3)	12.0
Industrials	11.7	(2.0)	9.7
Consumer Staples	9.3	(0.3)	9.0
Health Care	11.3	(2.7)	8.6
Consumer Discretionary	15.4	(8.8)	6.6
Materials	5.4	(1.3)	4.1
Telecommunication Services	3.1	(0.4)	2.7
Utilities	5.1	(2.5)	2.6
Equity Exposure (% of fund's net assets)
As of May 31, 2008
Long equity positions* 122.7%
Short equity positions (25.2)%
Net equity positions 97.5%

*Long equity positions are adjusted to reflect the effect of future contracts.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 105.6%
	Shares	Value
COMMON STOCKS - 105.6%
CONSUMER DISCRETIONARY - 15.4%
Automobiles - 0.5%
General Motors Corp.	17,000	$ 290,700
Diversified Consumer Services - 1.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,000	382,320
DeVry, Inc.	7,400	422,170
		804,490
Hotels, Restaurants & Leisure - 4.7%
Bally Technologies, Inc. (a)	14,000	630,140
Brinker International, Inc.	9,000	197,370
Burger King Holdings, Inc.	19,000	542,450
Denny's Corp. (a)	33,400	135,604
McDonald's Corp.	21,000	1,245,720
		2,751,284
Household Durables - 0.7%
NVR, Inc. (a)	700	395,759
Internet & Catalog Retail - 1.0%
Priceline.com, Inc. (a)	4,400	591,932
Media - 1.8%
DreamWorks Animation SKG, Inc. Class A (a)	15,800	498,806
E.W. Scripps Co. Class A	3,000	141,300
News Corp. Class B	20,000	372,000
		1,012,106
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	4,000	161,200
AnnTaylor Stores Corp. (a)	14,000	383,320
		544,520
Textiles, Apparel & Luxury Goods - 4.4%
Deckers Outdoor Corp. (a)	2,000	273,440
G-III Apparel Group Ltd. (a)	10,300	170,877
Iconix Brand Group, Inc. (a)	10,700	155,150
Movado Group, Inc.	8,000	177,600
NIKE, Inc. Class B	6,300	430,731
Phillips-Van Heusen Corp.	9,000	408,870
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	17,500	420,875
VF Corp.	6,300	476,910
Warnaco Group, Inc. (a)	700	33,733
		2,548,186
TOTAL CONSUMER DISCRETIONARY		8,938,977
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,000	$ 127,920
Molson Coors Brewing Co. Class B	15,800	916,400
PepsiAmericas, Inc.	5,100	124,287
		1,168,607
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)	5,300	209,297
Kroger Co.	16,000	442,240
Nash-Finch Co.	7,000	267,680
SUPERVALU, Inc.	22,000	771,540
Wal-Mart Stores, Inc.	10,000	577,400
		2,268,157
Food Products - 1.7%
Chiquita Brands International, Inc. (a)	13,000	316,420
Del Monte Foods Co.	3,500	30,485
Tyson Foods, Inc. Class A	32,000	602,880
		949,785
Tobacco - 1.7%
Altria Group, Inc.	45,000	1,001,700
TOTAL CONSUMER STAPLES		5,388,249
ENERGY - 12.3%
Energy Equipment & Services - 4.7%
ENSCO International, Inc.	3,300	237,039
Helmerich & Payne, Inc.	5,000	313,250
Key Energy Services, Inc. (a)	5,000	86,300
National Oilwell Varco, Inc. (a)	6,000	499,920
Noble Corp.	9,000	568,260
Oil States International, Inc. (a)	1,900	110,998
Patterson-UTI Energy, Inc.	6,500	204,620
Pride International, Inc. (a)	3,000	131,820
Superior Energy Services, Inc. (a)	2,000	107,380
Tidewater, Inc.	7,000	478,310
		2,737,897
Oil, Gas & Consumable Fuels - 7.6%
Cimarex Energy Co.	5,500	374,770
ConocoPhillips	23,000	2,141,300
Enterprise Products Partners LP	6,000	181,620
Hess Corp.	10,000	1,228,100
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	3,000	$ 98,100
Stone Energy Corp. (a)	500	33,790
Valero Energy Corp.	7,000	355,880
		4,413,560
TOTAL ENERGY		7,151,457
FINANCIALS - 13.4%
Capital Markets - 3.5%
Knight Capital Group, Inc. Class A (a)	17,800	317,018
Lehman Brothers Holdings, Inc.	16,100	592,641
State Street Corp.	16,000	1,152,320
		2,061,979
Commercial Banks - 0.2%
Center Financial Corp., California	11,900	111,384
Consumer Finance - 0.9%
Capital One Financial Corp.	11,600	558,192
Diversified Financial Services - 3.4%
Interactive Brokers Group, Inc.	10,000	325,700
JPMorgan Chase & Co.	38,000	1,634,000
		1,959,700
Insurance - 4.2%
ACE Ltd.	8,000	480,560
Allied World Assurance Co. Holdings Ltd.	5,300	241,680
Aspen Insurance Holdings Ltd.	10,000	255,600
Assurant, Inc.	3,900	265,317
Axis Capital Holdings Ltd.	6,600	231,330
Berkshire Hathaway, Inc. Class B (a)	100	449,800
Everest Re Group Ltd.	1,600	140,352
MetLife, Inc.	6,000	360,180
		2,424,819
Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	37,900	674,999
TOTAL FINANCIALS		7,791,073
HEALTH CARE - 11.3%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	10,000	627,500
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 4.5%
Boston Scientific Corp. (a)	35,000	$ 465,150
Covidien Ltd.	23,000	1,152,070
Exactech, Inc. (a)	12,000	319,080
Hill-Rom Holdings, Inc.	5,000	153,750
Orthofix International NV (a)	8,000	260,320
Zoll Medical Corp. (a)	8,000	290,000
		2,640,370
Health Care Providers & Services - 1.5%
Centene Corp. (a)	1,062	22,419
Humana, Inc. (a)	8,000	408,400
ResCare, Inc. (a)	8,600	164,002
Universal Health Services, Inc. Class B	4,000	260,000
		854,821
Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. (a)	2,000	128,560
Invitrogen Corp. (a)	8,000	367,680
PerkinElmer, Inc.	9,000	254,520
Thermo Fisher Scientific, Inc. (a)	7,100	419,042
		1,169,802
Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc. (a)	12,700	312,928
Perrigo Co.	3,100	113,491
Sciele Pharma, Inc. (a)	6,000	131,460
Wyeth	17,000	755,990
		1,313,869
TOTAL HEALTH CARE		6,606,362
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.5%
Goodrich Corp.	5,000	324,050
L-3 Communications Holdings, Inc.	1,200	128,868
Northrop Grumman Corp.	5,400	407,484
Raytheon Co.	5,600	357,616
The Boeing Co.	10,000	827,700
		2,045,718
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.4%
Armstrong World Industries, Inc.	4,000	$ 129,920
Lennox International, Inc.	4,100	132,102
		262,022
Commercial Services & Supplies - 3.1%
Allied Waste Industries, Inc. (a)	10,400	140,088
CBIZ, Inc. (a)	5,200	44,304
CDI Corp.	1,700	48,450
Manpower, Inc.	11,000	693,000
R.R. Donnelley & Sons Co.	16,300	535,129
The Brink's Co.	4,400	318,912
		1,779,883
Construction & Engineering - 0.6%
KBR, Inc.	10,000	347,100
Industrial Conglomerates - 0.9%
Tyco International Ltd.	11,500	519,685
Machinery - 2.3%
Flowserve Corp.	4,200	581,784
Ingersoll-Rand Co. Ltd. Class A	5,000	220,200
SPX Corp.	4,000	531,520
		1,333,504
Marine - 0.3%
Alexander & Baldwin, Inc.	3,000	154,410
Road & Rail - 0.6%
Ryder System, Inc.	4,000	293,720
YRC Worldwide, Inc. (a)	3,100	54,126
		347,846
TOTAL INDUSTRIALS		6,790,168
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. (a)	5,000	133,600
Computers & Peripherals - 10.6%
Apple, Inc. (a)	4,000	755,000
Hewlett-Packard Co.	46,000	2,164,760
International Business Machines Corp.	15,000	1,941,450
Western Digital Corp. (a)	35,000	1,313,550
		6,174,760
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 2.3%
Avnet, Inc. (a)	10,000	$ 295,200
Flextronics International Ltd. (a)	15,000	160,650
SYNNEX Corp. (a)	4,000	99,400
Tyco Electronics Ltd.	20,000	802,400
		1,357,650
IT Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	10,000	542,000
MasterCard, Inc. Class A	1,500	462,975
MPS Group, Inc. (a)	15,000	172,200
Perot Systems Corp. Class A (a)	5,000	82,600
		1,259,775
Semiconductors & Semiconductor Equipment - 0.5%
Entegris, Inc. (a)	5,000	38,450
Skyworks Solutions, Inc. (a)	25,000	258,250
		296,700
Software - 2.8%
Sybase, Inc. (a)	20,000	640,400
Symantec Corp. (a)	25,000	543,250
Synopsys, Inc. (a)	15,800	416,330
		1,599,980
TOTAL INFORMATION TECHNOLOGY		10,822,465
MATERIALS - 5.4%
Chemicals - 2.5%
CF Industries Holdings, Inc.	3,200	438,080
Terra Industries, Inc.	12,000	523,560
The Mosaic Co. (a)	4,000	501,280
		1,462,920
Metals & Mining - 2.9%
Compass Minerals International, Inc.	1,000	73,000
Freeport-McMoRan Copper & Gold, Inc. Class B	6,500	752,115
Reliance Steel & Aluminum Co.	3,000	203,910
Steel Dynamics, Inc.	3,000	108,300
United States Steel Corp.	3,200	552,672
		1,689,997
TOTAL MATERIALS		3,152,917
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	24,700	$ 985,530
Atlantic Tele-Network, Inc.	14,000	419,440
Verizon Communications, Inc.	11,000	423,170
		1,828,140
UTILITIES - 5.1%
Electric Utilities - 0.8%
Entergy Corp.	4,000	483,080
Gas Utilities - 1.4%
Energen Corp.	300	22,485
Questar Corp.	12,000	770,640
		793,125
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc. (a)	11,000	457,490
Multi-Utilities - 2.1%
CMS Energy Corp.	32,000	498,880
Public Service Enterprise Group, Inc.	17,000	752,420
		1,251,300
TOTAL UTILITIES		2,984,995
TOTAL COMMON STOCKS (Cost $59,086,840)		61,454,803
TOTAL LONG STOCK POSITIONS - 105.6% (Cost $59,086,840)		61,454,803
U.S. Treasury Obligations - 0.9%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.05% to 1.92% 7/3/08 to 8/7/08 (b) (Cost $498,399)	$ 500,000	498,675
Cash Equivalents - 15.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.15%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $8,922,000)	$ 8,923,602	$ 8,922,000
TOTAL INVESTMENT PORTFOLIO - 121.8% (Cost $68,507,239)		70,875,478
TOTAL SECURITIES SOLD SHORT - (25.2)% (Proceeds $13,802,703)		(14,646,450)
NET OTHER ASSETS - 3.4%		1,959,928
NET ASSETS - 100%		$ 58,188,956
SHORT STOCK POSITIONS - (25.2)%
	Shares
COMMON STOCKS - (25.2)%
CONSUMER DISCRETIONARY - (8.8)%
Diversified Consumer Services - (0.5)%
ITT Educational Services, Inc.	(4,000)	(290,520)
Hotels, Restaurants & Leisure - (2.3)%
Las Vegas Sands Corp.	(2,000)	(138,880)
MGM Mirage, Inc.	(10,000)	(492,100)
Starbucks Corp.	(18,000)	(327,420)
Wynn Resorts Ltd.	(4,000)	(400,120)
		(1,358,520)
Internet & Catalog Retail - (1.6)%
Amazon.com, Inc.	(4,000)	(326,480)
GSI Commerce, Inc.	(4,000)	(57,960)
Orbitz Worldwide, Inc.	(74,000)	(574,240)
		(958,680)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - (1.6)%
Arbitron, Inc.	(7,000)	$ (349,020)
Discovery Holding Co. Class A	(20,000)	(523,800)
Dolan Media Co.	(2,000)	(37,200)
		(910,020)
Multiline Retail - (0.4)%
Kohl's Corp.	(6,000)	(268,800)
Specialty Retail - (1.5)%
Coldwater Creek, Inc.	(92,000)	(601,680)
Ulta Salon, Cosmetics & Fragrance, Inc.	(18,000)	(256,680)
		(858,360)
Textiles, Apparel & Luxury Goods - (0.9)%
K-Swiss, Inc. Class A	(22,000)	(352,440)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(10,000)	(156,000)
		(508,440)
TOTAL CONSUMER DISCRETIONARY		(5,153,340)
CONSUMER STAPLES - (0.3)%
Food Products - (0.3)%
Hershey Co.	(4,000)	(156,760)
ENERGY - (0.3)%
Oil, Gas & Consumable Fuels - (0.3)%
CNX Gas Corp.	(1,000)	(41,590)
Rex Energy Corp.	(5,000)	(111,800)
		(153,390)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
FINANCIALS - (1.2)%
Capital Markets - (0.3)%
Merrill Lynch & Co., Inc.	(4,000)	$ (175,680)
Commercial Banks - (0.3)%
City National Corp.	(4,000)	(193,600)
Diversified Financial Services - (0.2)%
Citigroup, Inc.	(4,000)	(87,560)
Insurance - (0.4)%
Stewart Information Services Corp.	(10,000)	(236,500)
TOTAL FINANCIALS		(693,340)
HEALTH CARE - (2.7)%
Biotechnology - (0.5)%
CV Therapeutics, Inc.	(30,000)	(264,900)
Health Care Equipment & Supplies - (0.5)%
Hologic, Inc.	(11,000)	(264,330)
Health Care Providers & Services - (0.9)%
Healthways, Inc.	(16,000)	(516,800)
Health Care Technology - (0.9)%
Omnicell, Inc.	(39,000)	(517,920)
TOTAL HEALTH CARE		(1,563,950)
INDUSTRIALS - (2.0)%
Commercial Services & Supplies - (0.6)%
Healthcare Services Group, Inc.	(20,000)	(352,800)
Construction & Engineering - (0.9)%
Shaw Group, Inc.	(9,000)	(549,000)
Machinery - (0.5)%
Graco, Inc.	(7,000)	(282,940)
TOTAL INDUSTRIALS		(1,184,740)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - (5.7)%
Communications Equipment - (2.7)%
Blue Coat Systems, Inc.	(7,000)	$ (126,840)
F5 Networks, Inc.	(18,000)	(540,900)
MasTec, Inc.	(7,000)	(82,530)
Motorola, Inc.	(30,000)	(279,900)
Riverbed Technology, Inc.	(31,000)	(556,450)
		(1,586,620)
Internet Software & Services - (0.9)%
comScore, Inc.	(2,000)	(49,000)
SAVVIS, Inc.	(30,000)	(500,400)
		(549,400)
Semiconductors & Semiconductor Equipment - (2.0)%
Advanced Micro Devices, Inc.	(22,000)	(151,360)
Fairchild Semiconductor International, Inc.	(20,000)	(300,000)
Marvell Technology Group Ltd.	(25,000)	(434,000)
Rubicon Technology, Inc.	(12,000)	(274,440)
		(1,159,800)
TOTAL INFORMATION TECHNOLOGY		(3,295,820)
MATERIALS - (1.3)%
Metals & Mining - (0.9)%
Allegheny Technologies, Inc.	(2,000)	(150,000)
Titanium Metals Corp.	(20,000)	(348,000)
		(498,000)
Paper & Forest Products - (0.4)%
Weyerhaeuser Co.	(4,000)	(249,320)
TOTAL MATERIALS		(747,320)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
TELECOMMUNICATION SERVICES - (0.4)%
Wireless Telecommunication Services - (0.4)%
MetroPCS Communications, Inc.	(12,000)	$ (254,880)
UTILITIES - (2.5)%
Electric Utilities - (1.1)%
Pinnacle West Capital Corp.	(10,000)	(337,800)
Progress Energy, Inc.	(7,000)	(299,320)
		(637,120)
Multi-Utilities - (1.4)%
Ameren Corp.	(5,000)	(227,250)
Consolidated Edison, Inc.	(7,000)	(289,100)
NiSource, Inc.	(16,000)	(289,440)
		(805,790)
TOTAL UTILITIES		(1,442,910)
TOTAL SHORT STOCK POSITIONS - (25.2)% (Proceeds $13,802,703)		$ (14,646,450)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
142 S&P 500 E-Mini Index Contracts	June 2008	$ 9,944,260	$ 63,338
The face value of futures purchased as a percentage of net assets - 17.1%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,021.
(c) Securities are pledged with broker as collateral for securities sold short.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,922,000 due 6/2/08 at 2.15%
BNP Paribas Securities Corp.	$ 1,941,644
Banc of America Securities LLC	580,129
Barclays Capital, Inc.	11,603
Deutsche Bank Securities, Inc.	2,088,465
Dresdner Kleinwort Securities LLC	2,842,632
Merrill Lynch Government Securities, Inc.	1,457,527
$ 8,922,000
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in securities	$ 70,875,478	$ 70,875,478	$ -	$ -
Other Financial Instruments*	$ (14,583,112)	$ (14,583,112)	$ -	$ -
* Other financial instruments include Futures Contracts and Short Positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $8,922,000) - See accompanying schedule: Unaffiliated issuers (cost $68,507,239)		$ 70,875,478
Cash		2,248
Receivable for investments sold		3,436
Receivable for fund shares sold		1,938,519
Dividends receivable		61,326
Receivable for daily variation on futures contracts		18,986
Prepaid expenses		69,739
Receivable from investment adviser for expense reductions		20,596
Total assets		72,990,328

Liabilities
Securities sold short at value (proceeds $13,802,703)	$ 14,646,450
Dividend expense payable on securities sold short	4,790
Payable for fund shares redeemed	7,254
Accrued management fee	29,676
Distribution fees payable	3,080
Other affiliated payables	11,165
Other payables and accrued expenses	98,957
Total liabilities		14,801,372

Net Assets		$ 58,188,956
Net Assets consist of:
Paid in capital		$ 56,591,148
Undistributed net investment income		12,657
Accumulated undistributed net realized gain (loss) on investments		(2,679)
Net unrealized appreciation (depreciation) on investments		1,587,830
Net Assets		$ 58,188,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,226,111 ÷ 296,989 shares)	$ 10.86

Maximum offering price per share (100/94.25 of $10.86)	$ 11.52
Class T: Net Asset Value and redemption price per share ($2,151,262 ÷ 198,130 shares)	$ 10.86

Maximum offering price per share (100/96.50 of $10.86)	$ 11.25
Class B: Net Asset Value and offering price per share ($1,053,263 ÷ 97,094 shares)A	$ 10.85

Class C: Net Asset Value and offering price per share ($1,772,876 ÷ 163,424 shares)A	$ 10.85

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($46,821,331 ÷ 4,308,102 shares)	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,164,113 ÷ 291,152 shares)	$ 10.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period March 31, 2008 (commencement of operations) to May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 75,961
Interest		15,431
Income from Fidelity Central Funds		877
Total income		92,269

Expenses
Management fee	$ 40,221
Transfer agent fees	13,079
Distribution fees	5,166
Accounting fees and expenses	2,310
Custodian fees and expenses	3,600
Independent trustees' compensation	7
Registration fees	22,385
Audit	11,679
Interest	4,607
Dividend expenses for securities sold short	7,690
Total expenses before reductions	110,744
Expense reductions	(31,132)	79,612
Net investment income (loss)		12,657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(61,169)
Futures contracts	(43,957)
Securities sold short	102,447
Total net realized gain (loss)		(2,679)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,524,492
Futures contracts	63,338
Total change in net unrealized appreciation (depreciation)		1,587,830
Net gain (loss)		1,585,151
Net increase (decrease) in net assets resulting from operations		$ 1,597,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period March 31, 2008 (commencement of operations) to May 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,657
Net realized gain (loss)	(2,679)
Change in net unrealized appreciation (depreciation)	1,587,830
Net in net assets resulting from operations	1,597,808
Share transactions - net increase (decrease)	56,591,148
Total increase (decrease) in net assets	58,188,956

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $12,657)	$ 58,188,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

For the period March 31, 2008 (commencement of operations) to May 31, 2008 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,597,808
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(3,436)
Change in receivable for fund shares sold	(1,938,519)
Change in dividends receivable	(61,326)
Change in prepaid expenses	(69,739)
Change in receivable for daily variation on futures contracts	(18,986)
Change in receivable from investment advisor for expense reductions	(20,596)
Change in dividend expense payable on securities sold short	4,790
Change in payable for fund shares redeemed	7,254
Change in other payables and accrued expenses	142,878
Purchases of long term investments	(78,785,056)
Proceeds from sale of long term investments	19,636,148
Purchase of short term investments-net	(9,419,500)
Purchases of covers for securities sold short	(3,994,941)
Proceeds from securities sold short	17,900,091
Net realized gain on investments and securities sold short	(41,278)
Change in unrealized (appreciation) depreciation on investments and securities sold short	(1,524,492)
Net cash used in operating activities	(56,588,900)

Cash flows from financing activities:
Proceeds from sales of shares	57,375,654
Cost of shares redeemed	(784,506)
Net cash provided by financing activities	56,591,148

Net increase in cash and cash equivalents	2,248
Cash, beginning of period	-
Cash, end of period	$ 2,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.86
Total from investment operations	.86
Net asset value, end of period	$ 10.86
Total Return B, C, D	8.60%
Ratios to Average Net Assets F, I
Expenses before reductions	2.48% A
Expenses net of fee waivers, if any	1.81% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.22% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.55% A
Net investment income (loss)	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,226
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.86
Total from investment operations	.86
Net asset value, end of period	$ 10.86
Total Return B, C, D	8.60%
Ratios to Average Net Assets F, I
Expenses before reductions	2.69% A
Expenses net of fee waivers, if any	2.06% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.43% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.80% A
Net investment income (loss)	(.14)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,151
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.86
Total from investment operations	.85
Net asset value, end of period	$ 10.85
Total Return B, C, D	8.50%
Ratios to Average Net Assets F, I
Expenses before reductions	3.17% A
Expenses net of fee waivers, if any	2.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.91% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A
Net investment income (loss)	(.64)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.86
Total from investment operations	.85
Net asset value, end of period	$ 10.85
Total Return B, C, D	8.50%
Ratios to Average Net Assets F, I
Expenses before reductions	3.23% A
Expenses net of fee waivers, if any	2.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.97% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A
Net investment income (loss)	(.64)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,773
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

Period ended May 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.86
Total from investment operations	.87
Net asset value, end of period	$ 10.87
Total Return B, C	8.70%
Ratios to Average Net Assets E, H
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	1.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.95% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A
Net investment income (loss)	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,821
Portfolio turnover rate F	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended May 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.86
Total from investment operations	.87
Net asset value, end of period	$ 10.87
Total Return B, C	8.70%
Ratios to Average Net Assets E, H
Expenses before reductions	2.23% A
Expenses net of fee waivers, if any	1.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.97% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A
Net investment income (loss)	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,164
Portfolio turnover rate F	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of period end date, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,061,842
Unrealized depreciation	(735,655)
Net unrealized appreciation (depreciation)	$ 2,326,187
Cost for federal income tax purposes	$ 68,549,291

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the

Semiannual Report

4. Operating Policies - continued

Short Sales - continued

market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short position. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short sales and short-term securities, aggregated $78,785,056 and $19,636,148, respectively. Securities sold short and purchases to cover securities sold short aggregated $17,900,091 and $3,994,941, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the 130/30 Large Cap Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on April 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will not take effect until March 1, 2009. For the period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 727	$ 339
Class T	.25%	.25%	1,189	687
Class B	.75%	.25%	1,533	1,508
Class C	.75%	.25%	1,717	1,568
			$ 5,166	$ 4,102

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,686
Class T	900
Class B*	147
Class C*	-
$ 5,733

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 871.29
Class T	653.27
Class B	402.25
Class C	544.31
130/30 Large Cap	9,882.27
Institutional Class	727.29
	$ 13,079

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,782 for the period.

7. Expense Reductions.

Effective March 31, 2008, FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 1,977
Class T	1.80%	1,542
Class B	2.30%	964
Class C	2.30%	1,189
130/30 Large Cap	1.30%	23,740
Institutional Class	1.30%	1,719
		$ 31,131

Semiannual Report

7. Expense Reductions - continued

In addition through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
130/30 Large Cap	$ 1

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares A	Dollars A
	Period ended May 31, 2008	Period ended May 31, 2008
Class A
Shares sold	296,998	$ 3,101,788
Shares redeemed	(9)	(91)
Net increase (decrease)	296,989	$ 3,101,697
Class T
Shares sold	198,380	$ 2,064,069
Shares redeemed	(250)	(2,644)
Net increase (decrease)	198,130	$ 2,061,425
Class B
Shares sold	97,710	$ 989,763
Shares redeemed	(616)	(6,481)
Net increase (decrease)	97,094	$ 983,282
Class C
Shares sold	163,424	$ 1,696,339
Shares redeemed	-	-
Net increase (decrease)	163,424	$ 1,696,339

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares A	Dollars A
	Period ended May 31, 2008	Period ended May 31, 2008
130/30 Large Cap
Shares sold	4,380,217	$ 46,459,254
Shares redeemed	(72,115)	(775,290)
Net increase (decrease)	4,308,102	$ 45,683,964
Institutional Class
Shares sold	291,152	$ 3,064,441
Shares redeemed	-	-
Net increase (decrease)	291,152	$ 3,064,441

A For the period March 31, 2008, (commencement of operations) to May 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 130/30 Large Cap Fund

On March 20, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Fidelity 130/30 Large Cap Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. The Board considered that the fund's performance adjustment fee is calculated based on the results of the retail class and does not take into account the performance of the Advisor classes. The Board considered FMR's belief that the retail class is the appropriate class on which to base the performance fee because: (i) the class does not have a 12b-1 fee; and (ii) distribution-related expenses should be excluded from the calculation because they are not related to evaluating an adviser's investment management skills.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of a broad group of funds with similar Lipper investment objective categories and comparable management fee characteristics, but lower than the median fee rate of funds that follow similar investment strategies. The Board also noted FMR's assertion that managing a fund with both long and short positions requires more resources than traditional long-only funds, warranting a higher management fee than traditional long-only domestic growth funds. The Board also considered that the fund's investment strategy involves certain operating costs that contribute to the projected total operating expenses of each class.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agency fee varies in part based on the number of accounts in the fund. If the average account size increases, the overall transfer agency fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets managed by FMR increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research Company (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FLC-USAN-0708
1.859197.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor 130/30

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity ® 130/30
Large Cap Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 31, 2008 to May 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During Period March 31, 2008 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 1,086.00	$ 3.20B
HypotheticalA	$ 1,000.00	$ 1,015.95	$ 9.12C
Class T
Actual	$ 1,000.00	$ 1,086.00	$ 3.64B
HypotheticalA	$ 1,000.00	$ 1,014.70	$ 10.38C
Class B
Actual	$ 1,000.00	$ 1,085.00	$ 4.52B
HypotheticalA	$ 1,000.00	$ 1,012.20	$ 12.88C
Class C
Actual	$ 1,000.00	$ 1,085.00	$ 4.52B
HypotheticalA	$ 1,000.00	$ 1,012.20	$ 12.88C
130/30 Large Cap
Actual	$ 1,000.00	$ 1,087.00	$ 2.76B
HypotheticalA	$ 1,000.00	$ 1,017.20	$ 7.87C
Institutional Class
Actual	$ 1,000.00	$ 1,087.00	$ 2.76B
HypotheticalA	$ 1,000.00	$ 1,017.20	$ 7.87C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 62/366 (to reflect the period March 31, 2008 to May 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.81%A
Class T	2.06%A
Class B	2.56%A
Class C	2.56%A
130/30 Large Cap	1.56%A
Institutional Class	1.56%A

Semiannual Report

Investment Summary (Unaudited)

Top Ten Long Stocks as of May 31, 2008
% of fund's net assets
Hewlett-Packard Co.	3.7
ConocoPhillips	3.7
International Business Machines Corp.	3.3
JPMorgan Chase & Co.	2.8
Western Digital Corp.	2.3
McDonald's Corp.	2.2
Hess Corp.	2.1
State Street Corp.	2.0
Covidien Ltd.	2.0
Altria Group, Inc.	1.7
25.8
Top Ten Short Stocks as of May 31, 2008
% of fund's net assets
Coldwater Creek, Inc.	(1.0)
Orbitz Worldwide, Inc.	(1.0)
Riverbed Technology, Inc.	(1.0)
Shaw Group, Inc.	(0.9)
F5 Networks, Inc.	(0.9)
Discovery Holding Co. Class A	(0.9)
Omnicell, Inc.	(0.9)
Healthways, Inc.	(0.9)
SAVVIS, Inc.	(0.9)
MGM Mirage, Inc.	(0.8)
(9.2)
Market Sectors as of May 31, 2008
As a % of fund's net assets	Long	Short	Net
Information Technology	18.6	(5.7)	12.9
Financials	13.4	(1.2)	12.2
Energy	12.3	(0.3)	12.0
Industrials	11.7	(2.0)	9.7
Consumer Staples	9.3	(0.3)	9.0
Health Care	11.3	(2.7)	8.6
Consumer Discretionary	15.4	(8.8)	6.6
Materials	5.4	(1.3)	4.1
Telecommunication Services	3.1	(0.4)	2.7
Utilities	5.1	(2.5)	2.6
Equity Exposure (% of fund's net assets)
As of May 31, 2008
Long equity positions* 122.7%
Short equity positions (25.2)%
Net equity positions 97.5%

*Long equity positions are adjusted to reflect the effect of future contracts.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 105.6%
	Shares	Value
COMMON STOCKS - 105.6%
CONSUMER DISCRETIONARY - 15.4%
Automobiles - 0.5%
General Motors Corp.	17,000	$ 290,700
Diversified Consumer Services - 1.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,000	382,320
DeVry, Inc.	7,400	422,170
		804,490
Hotels, Restaurants & Leisure - 4.7%
Bally Technologies, Inc. (a)	14,000	630,140
Brinker International, Inc.	9,000	197,370
Burger King Holdings, Inc.	19,000	542,450
Denny's Corp. (a)	33,400	135,604
McDonald's Corp.	21,000	1,245,720
		2,751,284
Household Durables - 0.7%
NVR, Inc. (a)	700	395,759
Internet & Catalog Retail - 1.0%
Priceline.com, Inc. (a)	4,400	591,932
Media - 1.8%
DreamWorks Animation SKG, Inc. Class A (a)	15,800	498,806
E.W. Scripps Co. Class A	3,000	141,300
News Corp. Class B	20,000	372,000
		1,012,106
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	4,000	161,200
AnnTaylor Stores Corp. (a)	14,000	383,320
		544,520
Textiles, Apparel & Luxury Goods - 4.4%
Deckers Outdoor Corp. (a)	2,000	273,440
G-III Apparel Group Ltd. (a)	10,300	170,877
Iconix Brand Group, Inc. (a)	10,700	155,150
Movado Group, Inc.	8,000	177,600
NIKE, Inc. Class B	6,300	430,731
Phillips-Van Heusen Corp.	9,000	408,870
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	17,500	420,875
VF Corp.	6,300	476,910
Warnaco Group, Inc. (a)	700	33,733
		2,548,186
TOTAL CONSUMER DISCRETIONARY		8,938,977
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,000	$ 127,920
Molson Coors Brewing Co. Class B	15,800	916,400
PepsiAmericas, Inc.	5,100	124,287
		1,168,607
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)	5,300	209,297
Kroger Co.	16,000	442,240
Nash-Finch Co.	7,000	267,680
SUPERVALU, Inc.	22,000	771,540
Wal-Mart Stores, Inc.	10,000	577,400
		2,268,157
Food Products - 1.7%
Chiquita Brands International, Inc. (a)	13,000	316,420
Del Monte Foods Co.	3,500	30,485
Tyson Foods, Inc. Class A	32,000	602,880
		949,785
Tobacco - 1.7%
Altria Group, Inc.	45,000	1,001,700
TOTAL CONSUMER STAPLES		5,388,249
ENERGY - 12.3%
Energy Equipment & Services - 4.7%
ENSCO International, Inc.	3,300	237,039
Helmerich & Payne, Inc.	5,000	313,250
Key Energy Services, Inc. (a)	5,000	86,300
National Oilwell Varco, Inc. (a)	6,000	499,920
Noble Corp.	9,000	568,260
Oil States International, Inc. (a)	1,900	110,998
Patterson-UTI Energy, Inc.	6,500	204,620
Pride International, Inc. (a)	3,000	131,820
Superior Energy Services, Inc. (a)	2,000	107,380
Tidewater, Inc.	7,000	478,310
		2,737,897
Oil, Gas & Consumable Fuels - 7.6%
Cimarex Energy Co.	5,500	374,770
ConocoPhillips	23,000	2,141,300
Enterprise Products Partners LP	6,000	181,620
Hess Corp.	10,000	1,228,100
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	3,000	$ 98,100
Stone Energy Corp. (a)	500	33,790
Valero Energy Corp.	7,000	355,880
		4,413,560
TOTAL ENERGY		7,151,457
FINANCIALS - 13.4%
Capital Markets - 3.5%
Knight Capital Group, Inc. Class A (a)	17,800	317,018
Lehman Brothers Holdings, Inc.	16,100	592,641
State Street Corp.	16,000	1,152,320
		2,061,979
Commercial Banks - 0.2%
Center Financial Corp., California	11,900	111,384
Consumer Finance - 0.9%
Capital One Financial Corp.	11,600	558,192
Diversified Financial Services - 3.4%
Interactive Brokers Group, Inc.	10,000	325,700
JPMorgan Chase & Co.	38,000	1,634,000
		1,959,700
Insurance - 4.2%
ACE Ltd.	8,000	480,560
Allied World Assurance Co. Holdings Ltd.	5,300	241,680
Aspen Insurance Holdings Ltd.	10,000	255,600
Assurant, Inc.	3,900	265,317
Axis Capital Holdings Ltd.	6,600	231,330
Berkshire Hathaway, Inc. Class B (a)	100	449,800
Everest Re Group Ltd.	1,600	140,352
MetLife, Inc.	6,000	360,180
		2,424,819
Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	37,900	674,999
TOTAL FINANCIALS		7,791,073
HEALTH CARE - 11.3%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	10,000	627,500
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 4.5%
Boston Scientific Corp. (a)	35,000	$ 465,150
Covidien Ltd.	23,000	1,152,070
Exactech, Inc. (a)	12,000	319,080
Hill-Rom Holdings, Inc.	5,000	153,750
Orthofix International NV (a)	8,000	260,320
Zoll Medical Corp. (a)	8,000	290,000
		2,640,370
Health Care Providers & Services - 1.5%
Centene Corp. (a)	1,062	22,419
Humana, Inc. (a)	8,000	408,400
ResCare, Inc. (a)	8,600	164,002
Universal Health Services, Inc. Class B	4,000	260,000
		854,821
Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. (a)	2,000	128,560
Invitrogen Corp. (a)	8,000	367,680
PerkinElmer, Inc.	9,000	254,520
Thermo Fisher Scientific, Inc. (a)	7,100	419,042
		1,169,802
Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc. (a)	12,700	312,928
Perrigo Co.	3,100	113,491
Sciele Pharma, Inc. (a)	6,000	131,460
Wyeth	17,000	755,990
		1,313,869
TOTAL HEALTH CARE		6,606,362
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.5%
Goodrich Corp.	5,000	324,050
L-3 Communications Holdings, Inc.	1,200	128,868
Northrop Grumman Corp.	5,400	407,484
Raytheon Co.	5,600	357,616
The Boeing Co.	10,000	827,700
		2,045,718
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.4%
Armstrong World Industries, Inc.	4,000	$ 129,920
Lennox International, Inc.	4,100	132,102
		262,022
Commercial Services & Supplies - 3.1%
Allied Waste Industries, Inc. (a)	10,400	140,088
CBIZ, Inc. (a)	5,200	44,304
CDI Corp.	1,700	48,450
Manpower, Inc.	11,000	693,000
R.R. Donnelley & Sons Co.	16,300	535,129
The Brink's Co.	4,400	318,912
		1,779,883
Construction & Engineering - 0.6%
KBR, Inc.	10,000	347,100
Industrial Conglomerates - 0.9%
Tyco International Ltd.	11,500	519,685
Machinery - 2.3%
Flowserve Corp.	4,200	581,784
Ingersoll-Rand Co. Ltd. Class A	5,000	220,200
SPX Corp.	4,000	531,520
		1,333,504
Marine - 0.3%
Alexander & Baldwin, Inc.	3,000	154,410
Road & Rail - 0.6%
Ryder System, Inc.	4,000	293,720
YRC Worldwide, Inc. (a)	3,100	54,126
		347,846
TOTAL INDUSTRIALS		6,790,168
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. (a)	5,000	133,600
Computers & Peripherals - 10.6%
Apple, Inc. (a)	4,000	755,000
Hewlett-Packard Co.	46,000	2,164,760
International Business Machines Corp.	15,000	1,941,450
Western Digital Corp. (a)	35,000	1,313,550
		6,174,760
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 2.3%
Avnet, Inc. (a)	10,000	$ 295,200
Flextronics International Ltd. (a)	15,000	160,650
SYNNEX Corp. (a)	4,000	99,400
Tyco Electronics Ltd.	20,000	802,400
		1,357,650
IT Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	10,000	542,000
MasterCard, Inc. Class A	1,500	462,975
MPS Group, Inc. (a)	15,000	172,200
Perot Systems Corp. Class A (a)	5,000	82,600
		1,259,775
Semiconductors & Semiconductor Equipment - 0.5%
Entegris, Inc. (a)	5,000	38,450
Skyworks Solutions, Inc. (a)	25,000	258,250
		296,700
Software - 2.8%
Sybase, Inc. (a)	20,000	640,400
Symantec Corp. (a)	25,000	543,250
Synopsys, Inc. (a)	15,800	416,330
		1,599,980
TOTAL INFORMATION TECHNOLOGY		10,822,465
MATERIALS - 5.4%
Chemicals - 2.5%
CF Industries Holdings, Inc.	3,200	438,080
Terra Industries, Inc.	12,000	523,560
The Mosaic Co. (a)	4,000	501,280
		1,462,920
Metals & Mining - 2.9%
Compass Minerals International, Inc.	1,000	73,000
Freeport-McMoRan Copper & Gold, Inc. Class B	6,500	752,115
Reliance Steel & Aluminum Co.	3,000	203,910
Steel Dynamics, Inc.	3,000	108,300
United States Steel Corp.	3,200	552,672
		1,689,997
TOTAL MATERIALS		3,152,917
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	24,700	$ 985,530
Atlantic Tele-Network, Inc.	14,000	419,440
Verizon Communications, Inc.	11,000	423,170
		1,828,140
UTILITIES - 5.1%
Electric Utilities - 0.8%
Entergy Corp.	4,000	483,080
Gas Utilities - 1.4%
Energen Corp.	300	22,485
Questar Corp.	12,000	770,640
		793,125
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc. (a)	11,000	457,490
Multi-Utilities - 2.1%
CMS Energy Corp.	32,000	498,880
Public Service Enterprise Group, Inc.	17,000	752,420
		1,251,300
TOTAL UTILITIES		2,984,995
TOTAL COMMON STOCKS (Cost $59,086,840)		61,454,803
TOTAL LONG STOCK POSITIONS - 105.6% (Cost $59,086,840)		61,454,803
U.S. Treasury Obligations - 0.9%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.05% to 1.92% 7/3/08 to 8/7/08 (b) (Cost $498,399)	$ 500,000	498,675
Cash Equivalents - 15.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.15%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $8,922,000)	$ 8,923,602	$ 8,922,000
TOTAL INVESTMENT PORTFOLIO - 121.8% (Cost $68,507,239)		70,875,478
TOTAL SECURITIES SOLD SHORT - (25.2)% (Proceeds $13,802,703)		(14,646,450)
NET OTHER ASSETS - 3.4%		1,959,928
NET ASSETS - 100%		$ 58,188,956
SHORT STOCK POSITIONS - (25.2)%
	Shares
COMMON STOCKS - (25.2)%
CONSUMER DISCRETIONARY - (8.8)%
Diversified Consumer Services - (0.5)%
ITT Educational Services, Inc.	(4,000)	(290,520)
Hotels, Restaurants & Leisure - (2.3)%
Las Vegas Sands Corp.	(2,000)	(138,880)
MGM Mirage, Inc.	(10,000)	(492,100)
Starbucks Corp.	(18,000)	(327,420)
Wynn Resorts Ltd.	(4,000)	(400,120)
		(1,358,520)
Internet & Catalog Retail - (1.6)%
Amazon.com, Inc.	(4,000)	(326,480)
GSI Commerce, Inc.	(4,000)	(57,960)
Orbitz Worldwide, Inc.	(74,000)	(574,240)
		(958,680)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - (1.6)%
Arbitron, Inc.	(7,000)	$ (349,020)
Discovery Holding Co. Class A	(20,000)	(523,800)
Dolan Media Co.	(2,000)	(37,200)
		(910,020)
Multiline Retail - (0.4)%
Kohl's Corp.	(6,000)	(268,800)
Specialty Retail - (1.5)%
Coldwater Creek, Inc.	(92,000)	(601,680)
Ulta Salon, Cosmetics & Fragrance, Inc.	(18,000)	(256,680)
		(858,360)
Textiles, Apparel & Luxury Goods - (0.9)%
K-Swiss, Inc. Class A	(22,000)	(352,440)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(10,000)	(156,000)
		(508,440)
TOTAL CONSUMER DISCRETIONARY		(5,153,340)
CONSUMER STAPLES - (0.3)%
Food Products - (0.3)%
Hershey Co.	(4,000)	(156,760)
ENERGY - (0.3)%
Oil, Gas & Consumable Fuels - (0.3)%
CNX Gas Corp.	(1,000)	(41,590)
Rex Energy Corp.	(5,000)	(111,800)
		(153,390)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
FINANCIALS - (1.2)%
Capital Markets - (0.3)%
Merrill Lynch & Co., Inc.	(4,000)	$ (175,680)
Commercial Banks - (0.3)%
City National Corp.	(4,000)	(193,600)
Diversified Financial Services - (0.2)%
Citigroup, Inc.	(4,000)	(87,560)
Insurance - (0.4)%
Stewart Information Services Corp.	(10,000)	(236,500)
TOTAL FINANCIALS		(693,340)
HEALTH CARE - (2.7)%
Biotechnology - (0.5)%
CV Therapeutics, Inc.	(30,000)	(264,900)
Health Care Equipment & Supplies - (0.5)%
Hologic, Inc.	(11,000)	(264,330)
Health Care Providers & Services - (0.9)%
Healthways, Inc.	(16,000)	(516,800)
Health Care Technology - (0.9)%
Omnicell, Inc.	(39,000)	(517,920)
TOTAL HEALTH CARE		(1,563,950)
INDUSTRIALS - (2.0)%
Commercial Services & Supplies - (0.6)%
Healthcare Services Group, Inc.	(20,000)	(352,800)
Construction & Engineering - (0.9)%
Shaw Group, Inc.	(9,000)	(549,000)
Machinery - (0.5)%
Graco, Inc.	(7,000)	(282,940)
TOTAL INDUSTRIALS		(1,184,740)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - (5.7)%
Communications Equipment - (2.7)%
Blue Coat Systems, Inc.	(7,000)	$ (126,840)
F5 Networks, Inc.	(18,000)	(540,900)
MasTec, Inc.	(7,000)	(82,530)
Motorola, Inc.	(30,000)	(279,900)
Riverbed Technology, Inc.	(31,000)	(556,450)
		(1,586,620)
Internet Software & Services - (0.9)%
comScore, Inc.	(2,000)	(49,000)
SAVVIS, Inc.	(30,000)	(500,400)
		(549,400)
Semiconductors & Semiconductor Equipment - (2.0)%
Advanced Micro Devices, Inc.	(22,000)	(151,360)
Fairchild Semiconductor International, Inc.	(20,000)	(300,000)
Marvell Technology Group Ltd.	(25,000)	(434,000)
Rubicon Technology, Inc.	(12,000)	(274,440)
		(1,159,800)
TOTAL INFORMATION TECHNOLOGY		(3,295,820)
MATERIALS - (1.3)%
Metals & Mining - (0.9)%
Allegheny Technologies, Inc.	(2,000)	(150,000)
Titanium Metals Corp.	(20,000)	(348,000)
		(498,000)
Paper & Forest Products - (0.4)%
Weyerhaeuser Co.	(4,000)	(249,320)
TOTAL MATERIALS		(747,320)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
TELECOMMUNICATION SERVICES - (0.4)%
Wireless Telecommunication Services - (0.4)%
MetroPCS Communications, Inc.	(12,000)	$ (254,880)
UTILITIES - (2.5)%
Electric Utilities - (1.1)%
Pinnacle West Capital Corp.	(10,000)	(337,800)
Progress Energy, Inc.	(7,000)	(299,320)
		(637,120)
Multi-Utilities - (1.4)%
Ameren Corp.	(5,000)	(227,250)
Consolidated Edison, Inc.	(7,000)	(289,100)
NiSource, Inc.	(16,000)	(289,440)
		(805,790)
TOTAL UTILITIES		(1,442,910)
TOTAL SHORT STOCK POSITIONS - (25.2)% (Proceeds $13,802,703)		$ (14,646,450)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
142 S&P 500 E-Mini Index Contracts	June 2008	$ 9,944,260	$ 63,338
The face value of futures purchased as a percentage of net assets - 17.1%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,021.
(c) Securities are pledged with broker as collateral for securities sold short.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,922,000 due 6/2/08 at 2.15%
BNP Paribas Securities Corp.	$ 1,941,644
Banc of America Securities LLC	580,129
Barclays Capital, Inc.	11,603
Deutsche Bank Securities, Inc.	2,088,465
Dresdner Kleinwort Securities LLC	2,842,632
Merrill Lynch Government Securities, Inc.	1,457,527
$ 8,922,000
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in securities	$ 70,875,478	$ 70,875,478	$ -	$ -
Other Financial Instruments*	$ (14,583,112)	$ (14,583,112)	$ -	$ -
* Other financial instruments include Futures Contracts and Short Positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $8,922,000) - See accompanying schedule: Unaffiliated issuers (cost $68,507,239)		$ 70,875,478
Cash		2,248
Receivable for investments sold		3,436
Receivable for fund shares sold		1,938,519
Dividends receivable		61,326
Receivable for daily variation on futures contracts		18,986
Prepaid expenses		69,739
Receivable from investment adviser for expense reductions		20,596
Total assets		72,990,328

Liabilities
Securities sold short at value (proceeds $13,802,703)	$ 14,646,450
Dividend expense payable on securities sold short	4,790
Payable for fund shares redeemed	7,254
Accrued management fee	29,676
Distribution fees payable	3,080
Other affiliated payables	11,165
Other payables and accrued expenses	98,957
Total liabilities		14,801,372

Net Assets		$ 58,188,956
Net Assets consist of:
Paid in capital		$ 56,591,148
Undistributed net investment income		12,657
Accumulated undistributed net realized gain (loss) on investments		(2,679)
Net unrealized appreciation (depreciation) on investments		1,587,830
Net Assets		$ 58,188,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,226,111 ÷ 296,989 shares)	$ 10.86

Maximum offering price per share (100/94.25 of $10.86)	$ 11.52
Class T: Net Asset Value and redemption price per share ($2,151,262 ÷ 198,130 shares)	$ 10.86

Maximum offering price per share (100/96.50 of $10.86)	$ 11.25
Class B: Net Asset Value and offering price per share ($1,053,263 ÷ 97,094 shares)A	$ 10.85

Class C: Net Asset Value and offering price per share ($1,772,876 ÷ 163,424 shares)A	$ 10.85

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($46,821,331 ÷ 4,308,102 shares)	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,164,113 ÷ 291,152 shares)	$ 10.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period March 31, 2008 (commencement of operations) to May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 75,961
Interest		15,431
Income from Fidelity Central Funds		877
Total income		92,269

Expenses
Management fee	$ 40,221
Transfer agent fees	13,079
Distribution fees	5,166
Accounting fees and expenses	2,310
Custodian fees and expenses	3,600
Independent trustees' compensation	7
Registration fees	22,385
Audit	11,679
Interest	4,607
Dividend expenses for securities sold short	7,690
Total expenses before reductions	110,744
Expense reductions	(31,132)	79,612
Net investment income (loss)		12,657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(61,169)
Futures contracts	(43,957)
Securities sold short	102,447
Total net realized gain (loss)		(2,679)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,524,492
Futures contracts	63,338
Total change in net unrealized appreciation (depreciation)		1,587,830
Net gain (loss)		1,585,151
Net increase (decrease) in net assets resulting from operations		$ 1,597,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period March 31, 2008 (commencement of operations) to May 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,657
Net realized gain (loss)	(2,679)
Change in net unrealized appreciation (depreciation)	1,587,830
Net in net assets resulting from operations	1,597,808
Share transactions - net increase (decrease)	56,591,148
Total increase (decrease) in net assets	58,188,956

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $12,657)	$ 58,188,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

For the period March 31, 2008 (commencement of operations) to May 31, 2008 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,597,808
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(3,436)
Change in receivable for fund shares sold	(1,938,519)
Change in dividends receivable	(61,326)
Change in prepaid expenses	(69,739)
Change in receivable for daily variation on futures contracts	(18,986)
Change in receivable from investment advisor for expense reductions	(20,596)
Change in dividend expense payable on securities sold short	4,790
Change in payable for fund shares redeemed	7,254
Change in other payables and accrued expenses	142,878
Purchases of long term investments	(78,785,056)
Proceeds from sale of long term investments	19,636,148
Purchase of short term investments-net	(9,419,500)
Purchases of covers for securities sold short	(3,994,941)
Proceeds from securities sold short	17,900,091
Net realized gain on investments and securities sold short	(41,278)
Change in unrealized (appreciation) depreciation on investments and securities sold short	(1,524,492)
Net cash used in operating activities	(56,588,900)

Cash flows from financing activities:
Proceeds from sales of shares	57,375,654
Cost of shares redeemed	(784,506)
Net cash provided by financing activities	56,591,148

Net increase in cash and cash equivalents	2,248
Cash, beginning of period	-
Cash, end of period	$ 2,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.86
Total from investment operations	.86
Net asset value, end of period	$ 10.86
Total Return B, C, D	8.60%
Ratios to Average Net Assets F, I
Expenses before reductions	2.48% A
Expenses net of fee waivers, if any	1.81% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.22% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.55% A
Net investment income (loss)	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,226
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.86
Total from investment operations	.86
Net asset value, end of period	$ 10.86
Total Return B, C, D	8.60%
Ratios to Average Net Assets F, I
Expenses before reductions	2.69% A
Expenses net of fee waivers, if any	2.06% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.43% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.80% A
Net investment income (loss)	(.14)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,151
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.86
Total from investment operations	.85
Net asset value, end of period	$ 10.85
Total Return B, C, D	8.50%
Ratios to Average Net Assets F, I
Expenses before reductions	3.17% A
Expenses net of fee waivers, if any	2.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.91% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A
Net investment income (loss)	(.64)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.86
Total from investment operations	.85
Net asset value, end of period	$ 10.85
Total Return B, C, D	8.50%
Ratios to Average Net Assets F, I
Expenses before reductions	3.23% A
Expenses net of fee waivers, if any	2.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.97% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A
Net investment income (loss)	(.64)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,773
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

Period ended May 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.86
Total from investment operations	.87
Net asset value, end of period	$ 10.87
Total Return B, C	8.70%
Ratios to Average Net Assets E, H
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	1.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.95% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A
Net investment income (loss)	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,821
Portfolio turnover rate F	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended May 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.86
Total from investment operations	.87
Net asset value, end of period	$ 10.87
Total Return B, C	8.70%
Ratios to Average Net Assets E, H
Expenses before reductions	2.23% A
Expenses net of fee waivers, if any	1.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.97% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A
Net investment income (loss)	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,164
Portfolio turnover rate F	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of period end date, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,061,842
Unrealized depreciation	(735,655)
Net unrealized appreciation (depreciation)	$ 2,326,187
Cost for federal income tax purposes	$ 68,549,291

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the

Semiannual Report

4. Operating Policies - continued

Short Sales - continued

market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short position. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short sales and short-term securities, aggregated $78,785,056 and $19,636,148, respectively. Securities sold short and purchases to cover securities sold short aggregated $17,900,091 and $3,994,941, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the 130/30 Large Cap Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on April 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will not take effect until March 1, 2009. For the period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 727	$ 339
Class T	.25%	.25%	1,189	687
Class B	.75%	.25%	1,533	1,508
Class C	.75%	.25%	1,717	1,568
			$ 5,166	$ 4,102

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,686
Class T	900
Class B*	147
Class C*	-
$ 5,733

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 871.29
Class T	653.27
Class B	402.25
Class C	544.31
130/30 Large Cap	9,882.27
Institutional Class	727.29
	$ 13,079

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,782 for the period.

7. Expense Reductions.

Effective March 31, 2008, FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 1,977
Class T	1.80%	1,542
Class B	2.30%	964
Class C	2.30%	1,189
130/30 Large Cap	1.30%	23,740
Institutional Class	1.30%	1,719
		$ 31,131

Semiannual Report

7. Expense Reductions - continued

In addition through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
130/30 Large Cap	$ 1

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares A	Dollars A
	Period ended May 31, 2008	Period ended May 31, 2008
Class A
Shares sold	296,998	$ 3,101,788
Shares redeemed	(9)	(91)
Net increase (decrease)	296,989	$ 3,101,697
Class T
Shares sold	198,380	$ 2,064,069
Shares redeemed	(250)	(2,644)
Net increase (decrease)	198,130	$ 2,061,425
Class B
Shares sold	97,710	$ 989,763
Shares redeemed	(616)	(6,481)
Net increase (decrease)	97,094	$ 983,282
Class C
Shares sold	163,424	$ 1,696,339
Shares redeemed	-	-
Net increase (decrease)	163,424	$ 1,696,339

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares A	Dollars A
	Period ended May 31, 2008	Period ended May 31, 2008
130/30 Large Cap
Shares sold	4,380,217	$ 46,459,254
Shares redeemed	(72,115)	(775,290)
Net increase (decrease)	4,308,102	$ 45,683,964
Institutional Class
Shares sold	291,152	$ 3,064,441
Shares redeemed	-	-
Net increase (decrease)	291,152	$ 3,064,441

A For the period March 31, 2008, (commencement of operations) to May 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 130/30 Large Cap Fund

On March 20, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Fidelity 130/30 Large Cap Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. The Board considered that the fund's performance adjustment fee is calculated based on the results of the retail class and does not take into account the performance of the Advisor classes. The Board considered FMR's belief that the retail class is the appropriate class on which to base the performance fee because: (i) the class does not have a 12b-1 fee; and (ii) distribution-related expenses should be excluded from the calculation because they are not related to evaluating an adviser's investment management skills.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of a broad group of funds with similar Lipper investment objective categories and comparable management fee characteristics, but lower than the median fee rate of funds that follow similar investment strategies. The Board also noted FMR's assertion that managing a fund with both long and short positions requires more resources than traditional long-only funds, warranting a higher management fee than traditional long-only domestic growth funds. The Board also considered that the fund's investment strategy involves certain operating costs that contribute to the projected total operating expenses of each class.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agency fee varies in part based on the number of accounts in the fund. If the average account size increases, the overall transfer agency fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets managed by FMR increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)

AFLC-USAN-0708
1.859219.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor 130/30

Large Cap

Fund - Institutional Class

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a
class of Fidelity® 130/30
Large Cap Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Summary	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable .

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 31, 2008 to May 31, 2008). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During Period March 31, 2008 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 1,086.00	$ 3.20B
HypotheticalA	$ 1,000.00	$ 1,015.95	$ 9.12C
Class T
Actual	$ 1,000.00	$ 1,086.00	$ 3.64B
HypotheticalA	$ 1,000.00	$ 1,014.70	$ 10.38C
Class B
Actual	$ 1,000.00	$ 1,085.00	$ 4.52B
HypotheticalA	$ 1,000.00	$ 1,012.20	$ 12.88C
Class C
Actual	$ 1,000.00	$ 1,085.00	$ 4.52B
HypotheticalA	$ 1,000.00	$ 1,012.20	$ 12.88C
130/30 Large Cap
Actual	$ 1,000.00	$ 1,087.00	$ 2.76B
HypotheticalA	$ 1,000.00	$ 1,017.20	$ 7.87C
Institutional Class
Actual	$ 1,000.00	$ 1,087.00	$ 2.76B
HypotheticalA	$ 1,000.00	$ 1,017.20	$ 7.87C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 62/366 (to reflect the period March 31, 2008 to May 31, 2008).

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.81%A
Class T	2.06%A
Class B	2.56%A
Class C	2.56%A
130/30 Large Cap	1.56%A
Institutional Class	1.56%A

Semiannual Report

Investment Summary (Unaudited)

Top Ten Long Stocks as of May 31, 2008
% of fund's net assets
Hewlett-Packard Co.	3.7
ConocoPhillips	3.7
International Business Machines Corp.	3.3
JPMorgan Chase & Co.	2.8
Western Digital Corp.	2.3
McDonald's Corp.	2.2
Hess Corp.	2.1
State Street Corp.	2.0
Covidien Ltd.	2.0
Altria Group, Inc.	1.7
25.8
Top Ten Short Stocks as of May 31, 2008
% of fund's net assets
Coldwater Creek, Inc.	(1.0)
Orbitz Worldwide, Inc.	(1.0)
Riverbed Technology, Inc.	(1.0)
Shaw Group, Inc.	(0.9)
F5 Networks, Inc.	(0.9)
Discovery Holding Co. Class A	(0.9)
Omnicell, Inc.	(0.9)
Healthways, Inc.	(0.9)
SAVVIS, Inc.	(0.9)
MGM Mirage, Inc.	(0.8)
(9.2)
Market Sectors as of May 31, 2008
As a % of fund's net assets	Long	Short	Net
Information Technology	18.6	(5.7)	12.9
Financials	13.4	(1.2)	12.2
Energy	12.3	(0.3)	12.0
Industrials	11.7	(2.0)	9.7
Consumer Staples	9.3	(0.3)	9.0
Health Care	11.3	(2.7)	8.6
Consumer Discretionary	15.4	(8.8)	6.6
Materials	5.4	(1.3)	4.1
Telecommunication Services	3.1	(0.4)	2.7
Utilities	5.1	(2.5)	2.6
Equity Exposure (% of fund's net assets)
As of May 31, 2008
Long equity positions* 122.7%
Short equity positions (25.2)%
Net equity positions 97.5%

*Long equity positions are adjusted to reflect the effect of future contracts.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (c) - 105.6%
	Shares	Value
COMMON STOCKS - 105.6%
CONSUMER DISCRETIONARY - 15.4%
Automobiles - 0.5%
General Motors Corp.	17,000	$ 290,700
Diversified Consumer Services - 1.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,000	382,320
DeVry, Inc.	7,400	422,170
		804,490
Hotels, Restaurants & Leisure - 4.7%
Bally Technologies, Inc. (a)	14,000	630,140
Brinker International, Inc.	9,000	197,370
Burger King Holdings, Inc.	19,000	542,450
Denny's Corp. (a)	33,400	135,604
McDonald's Corp.	21,000	1,245,720
		2,751,284
Household Durables - 0.7%
NVR, Inc. (a)	700	395,759
Internet & Catalog Retail - 1.0%
Priceline.com, Inc. (a)	4,400	591,932
Media - 1.8%
DreamWorks Animation SKG, Inc. Class A (a)	15,800	498,806
E.W. Scripps Co. Class A	3,000	141,300
News Corp. Class B	20,000	372,000
		1,012,106
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	4,000	161,200
AnnTaylor Stores Corp. (a)	14,000	383,320
		544,520
Textiles, Apparel & Luxury Goods - 4.4%
Deckers Outdoor Corp. (a)	2,000	273,440
G-III Apparel Group Ltd. (a)	10,300	170,877
Iconix Brand Group, Inc. (a)	10,700	155,150
Movado Group, Inc.	8,000	177,600
NIKE, Inc. Class B	6,300	430,731
Phillips-Van Heusen Corp.	9,000	408,870
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	17,500	420,875
VF Corp.	6,300	476,910
Warnaco Group, Inc. (a)	700	33,733
		2,548,186
TOTAL CONSUMER DISCRETIONARY		8,938,977
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
CONSUMER STAPLES - 9.3%
Beverages - 2.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,000	$ 127,920
Molson Coors Brewing Co. Class B	15,800	916,400
PepsiAmericas, Inc.	5,100	124,287
		1,168,607
Food & Staples Retailing - 3.9%
BJ's Wholesale Club, Inc. (a)	5,300	209,297
Kroger Co.	16,000	442,240
Nash-Finch Co.	7,000	267,680
SUPERVALU, Inc.	22,000	771,540
Wal-Mart Stores, Inc.	10,000	577,400
		2,268,157
Food Products - 1.7%
Chiquita Brands International, Inc. (a)	13,000	316,420
Del Monte Foods Co.	3,500	30,485
Tyson Foods, Inc. Class A	32,000	602,880
		949,785
Tobacco - 1.7%
Altria Group, Inc.	45,000	1,001,700
TOTAL CONSUMER STAPLES		5,388,249
ENERGY - 12.3%
Energy Equipment & Services - 4.7%
ENSCO International, Inc.	3,300	237,039
Helmerich & Payne, Inc.	5,000	313,250
Key Energy Services, Inc. (a)	5,000	86,300
National Oilwell Varco, Inc. (a)	6,000	499,920
Noble Corp.	9,000	568,260
Oil States International, Inc. (a)	1,900	110,998
Patterson-UTI Energy, Inc.	6,500	204,620
Pride International, Inc. (a)	3,000	131,820
Superior Energy Services, Inc. (a)	2,000	107,380
Tidewater, Inc.	7,000	478,310
		2,737,897
Oil, Gas & Consumable Fuels - 7.6%
Cimarex Energy Co.	5,500	374,770
ConocoPhillips	23,000	2,141,300
Enterprise Products Partners LP	6,000	181,620
Hess Corp.	10,000	1,228,100
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	3,000	$ 98,100
Stone Energy Corp. (a)	500	33,790
Valero Energy Corp.	7,000	355,880
		4,413,560
TOTAL ENERGY		7,151,457
FINANCIALS - 13.4%
Capital Markets - 3.5%
Knight Capital Group, Inc. Class A (a)	17,800	317,018
Lehman Brothers Holdings, Inc.	16,100	592,641
State Street Corp.	16,000	1,152,320
		2,061,979
Commercial Banks - 0.2%
Center Financial Corp., California	11,900	111,384
Consumer Finance - 0.9%
Capital One Financial Corp.	11,600	558,192
Diversified Financial Services - 3.4%
Interactive Brokers Group, Inc.	10,000	325,700
JPMorgan Chase & Co.	38,000	1,634,000
		1,959,700
Insurance - 4.2%
ACE Ltd.	8,000	480,560
Allied World Assurance Co. Holdings Ltd.	5,300	241,680
Aspen Insurance Holdings Ltd.	10,000	255,600
Assurant, Inc.	3,900	265,317
Axis Capital Holdings Ltd.	6,600	231,330
Berkshire Hathaway, Inc. Class B (a)	100	449,800
Everest Re Group Ltd.	1,600	140,352
MetLife, Inc.	6,000	360,180
		2,424,819
Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	37,900	674,999
TOTAL FINANCIALS		7,791,073
HEALTH CARE - 11.3%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	10,000	627,500
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 4.5%
Boston Scientific Corp. (a)	35,000	$ 465,150
Covidien Ltd.	23,000	1,152,070
Exactech, Inc. (a)	12,000	319,080
Hill-Rom Holdings, Inc.	5,000	153,750
Orthofix International NV (a)	8,000	260,320
Zoll Medical Corp. (a)	8,000	290,000
		2,640,370
Health Care Providers & Services - 1.5%
Centene Corp. (a)	1,062	22,419
Humana, Inc. (a)	8,000	408,400
ResCare, Inc. (a)	8,600	164,002
Universal Health Services, Inc. Class B	4,000	260,000
		854,821
Life Sciences Tools & Services - 2.0%
Charles River Laboratories International, Inc. (a)	2,000	128,560
Invitrogen Corp. (a)	8,000	367,680
PerkinElmer, Inc.	9,000	254,520
Thermo Fisher Scientific, Inc. (a)	7,100	419,042
		1,169,802
Pharmaceuticals - 2.2%
Endo Pharmaceuticals Holdings, Inc. (a)	12,700	312,928
Perrigo Co.	3,100	113,491
Sciele Pharma, Inc. (a)	6,000	131,460
Wyeth	17,000	755,990
		1,313,869
TOTAL HEALTH CARE		6,606,362
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.5%
Goodrich Corp.	5,000	324,050
L-3 Communications Holdings, Inc.	1,200	128,868
Northrop Grumman Corp.	5,400	407,484
Raytheon Co.	5,600	357,616
The Boeing Co.	10,000	827,700
		2,045,718
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.4%
Armstrong World Industries, Inc.	4,000	$ 129,920
Lennox International, Inc.	4,100	132,102
		262,022
Commercial Services & Supplies - 3.1%
Allied Waste Industries, Inc. (a)	10,400	140,088
CBIZ, Inc. (a)	5,200	44,304
CDI Corp.	1,700	48,450
Manpower, Inc.	11,000	693,000
R.R. Donnelley & Sons Co.	16,300	535,129
The Brink's Co.	4,400	318,912
		1,779,883
Construction & Engineering - 0.6%
KBR, Inc.	10,000	347,100
Industrial Conglomerates - 0.9%
Tyco International Ltd.	11,500	519,685
Machinery - 2.3%
Flowserve Corp.	4,200	581,784
Ingersoll-Rand Co. Ltd. Class A	5,000	220,200
SPX Corp.	4,000	531,520
		1,333,504
Marine - 0.3%
Alexander & Baldwin, Inc.	3,000	154,410
Road & Rail - 0.6%
Ryder System, Inc.	4,000	293,720
YRC Worldwide, Inc. (a)	3,100	54,126
		347,846
TOTAL INDUSTRIALS		6,790,168
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 0.2%
Cisco Systems, Inc. (a)	5,000	133,600
Computers & Peripherals - 10.6%
Apple, Inc. (a)	4,000	755,000
Hewlett-Packard Co.	46,000	2,164,760
International Business Machines Corp.	15,000	1,941,450
Western Digital Corp. (a)	35,000	1,313,550
		6,174,760
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 2.3%
Avnet, Inc. (a)	10,000	$ 295,200
Flextronics International Ltd. (a)	15,000	160,650
SYNNEX Corp. (a)	4,000	99,400
Tyco Electronics Ltd.	20,000	802,400
		1,357,650
IT Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	10,000	542,000
MasterCard, Inc. Class A	1,500	462,975
MPS Group, Inc. (a)	15,000	172,200
Perot Systems Corp. Class A (a)	5,000	82,600
		1,259,775
Semiconductors & Semiconductor Equipment - 0.5%
Entegris, Inc. (a)	5,000	38,450
Skyworks Solutions, Inc. (a)	25,000	258,250
		296,700
Software - 2.8%
Sybase, Inc. (a)	20,000	640,400
Symantec Corp. (a)	25,000	543,250
Synopsys, Inc. (a)	15,800	416,330
		1,599,980
TOTAL INFORMATION TECHNOLOGY		10,822,465
MATERIALS - 5.4%
Chemicals - 2.5%
CF Industries Holdings, Inc.	3,200	438,080
Terra Industries, Inc.	12,000	523,560
The Mosaic Co. (a)	4,000	501,280
		1,462,920
Metals & Mining - 2.9%
Compass Minerals International, Inc.	1,000	73,000
Freeport-McMoRan Copper & Gold, Inc. Class B	6,500	752,115
Reliance Steel & Aluminum Co.	3,000	203,910
Steel Dynamics, Inc.	3,000	108,300
United States Steel Corp.	3,200	552,672
		1,689,997
TOTAL MATERIALS		3,152,917
LONG STOCK POSITIONS (c) - CONTINUED
	Shares	Value
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	24,700	$ 985,530
Atlantic Tele-Network, Inc.	14,000	419,440
Verizon Communications, Inc.	11,000	423,170
		1,828,140
UTILITIES - 5.1%
Electric Utilities - 0.8%
Entergy Corp.	4,000	483,080
Gas Utilities - 1.4%
Energen Corp.	300	22,485
Questar Corp.	12,000	770,640
		793,125
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc. (a)	11,000	457,490
Multi-Utilities - 2.1%
CMS Energy Corp.	32,000	498,880
Public Service Enterprise Group, Inc.	17,000	752,420
		1,251,300
TOTAL UTILITIES		2,984,995
TOTAL COMMON STOCKS (Cost $59,086,840)		61,454,803
TOTAL LONG STOCK POSITIONS - 105.6% (Cost $59,086,840)		61,454,803
U.S. Treasury Obligations - 0.9%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.05% to 1.92% 7/3/08 to 8/7/08 (b) (Cost $498,399)	$ 500,000	498,675
Cash Equivalents - 15.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.15%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $8,922,000)	$ 8,923,602	$ 8,922,000
TOTAL INVESTMENT PORTFOLIO - 121.8% (Cost $68,507,239)		70,875,478
TOTAL SECURITIES SOLD SHORT - (25.2)% (Proceeds $13,802,703)		(14,646,450)
NET OTHER ASSETS - 3.4%		1,959,928
NET ASSETS - 100%		$ 58,188,956
SHORT STOCK POSITIONS - (25.2)%
	Shares
COMMON STOCKS - (25.2)%
CONSUMER DISCRETIONARY - (8.8)%
Diversified Consumer Services - (0.5)%
ITT Educational Services, Inc.	(4,000)	(290,520)
Hotels, Restaurants & Leisure - (2.3)%
Las Vegas Sands Corp.	(2,000)	(138,880)
MGM Mirage, Inc.	(10,000)	(492,100)
Starbucks Corp.	(18,000)	(327,420)
Wynn Resorts Ltd.	(4,000)	(400,120)
		(1,358,520)
Internet & Catalog Retail - (1.6)%
Amazon.com, Inc.	(4,000)	(326,480)
GSI Commerce, Inc.	(4,000)	(57,960)
Orbitz Worldwide, Inc.	(74,000)	(574,240)
		(958,680)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - (1.6)%
Arbitron, Inc.	(7,000)	$ (349,020)
Discovery Holding Co. Class A	(20,000)	(523,800)
Dolan Media Co.	(2,000)	(37,200)
		(910,020)
Multiline Retail - (0.4)%
Kohl's Corp.	(6,000)	(268,800)
Specialty Retail - (1.5)%
Coldwater Creek, Inc.	(92,000)	(601,680)
Ulta Salon, Cosmetics & Fragrance, Inc.	(18,000)	(256,680)
		(858,360)
Textiles, Apparel & Luxury Goods - (0.9)%
K-Swiss, Inc. Class A	(22,000)	(352,440)
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	(10,000)	(156,000)
		(508,440)
TOTAL CONSUMER DISCRETIONARY		(5,153,340)
CONSUMER STAPLES - (0.3)%
Food Products - (0.3)%
Hershey Co.	(4,000)	(156,760)
ENERGY - (0.3)%
Oil, Gas & Consumable Fuels - (0.3)%
CNX Gas Corp.	(1,000)	(41,590)
Rex Energy Corp.	(5,000)	(111,800)
		(153,390)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
FINANCIALS - (1.2)%
Capital Markets - (0.3)%
Merrill Lynch & Co., Inc.	(4,000)	$ (175,680)
Commercial Banks - (0.3)%
City National Corp.	(4,000)	(193,600)
Diversified Financial Services - (0.2)%
Citigroup, Inc.	(4,000)	(87,560)
Insurance - (0.4)%
Stewart Information Services Corp.	(10,000)	(236,500)
TOTAL FINANCIALS		(693,340)
HEALTH CARE - (2.7)%
Biotechnology - (0.5)%
CV Therapeutics, Inc.	(30,000)	(264,900)
Health Care Equipment & Supplies - (0.5)%
Hologic, Inc.	(11,000)	(264,330)
Health Care Providers & Services - (0.9)%
Healthways, Inc.	(16,000)	(516,800)
Health Care Technology - (0.9)%
Omnicell, Inc.	(39,000)	(517,920)
TOTAL HEALTH CARE		(1,563,950)
INDUSTRIALS - (2.0)%
Commercial Services & Supplies - (0.6)%
Healthcare Services Group, Inc.	(20,000)	(352,800)
Construction & Engineering - (0.9)%
Shaw Group, Inc.	(9,000)	(549,000)
Machinery - (0.5)%
Graco, Inc.	(7,000)	(282,940)
TOTAL INDUSTRIALS		(1,184,740)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - (5.7)%
Communications Equipment - (2.7)%
Blue Coat Systems, Inc.	(7,000)	$ (126,840)
F5 Networks, Inc.	(18,000)	(540,900)
MasTec, Inc.	(7,000)	(82,530)
Motorola, Inc.	(30,000)	(279,900)
Riverbed Technology, Inc.	(31,000)	(556,450)
		(1,586,620)
Internet Software & Services - (0.9)%
comScore, Inc.	(2,000)	(49,000)
SAVVIS, Inc.	(30,000)	(500,400)
		(549,400)
Semiconductors & Semiconductor Equipment - (2.0)%
Advanced Micro Devices, Inc.	(22,000)	(151,360)
Fairchild Semiconductor International, Inc.	(20,000)	(300,000)
Marvell Technology Group Ltd.	(25,000)	(434,000)
Rubicon Technology, Inc.	(12,000)	(274,440)
		(1,159,800)
TOTAL INFORMATION TECHNOLOGY		(3,295,820)
MATERIALS - (1.3)%
Metals & Mining - (0.9)%
Allegheny Technologies, Inc.	(2,000)	(150,000)
Titanium Metals Corp.	(20,000)	(348,000)
		(498,000)
Paper & Forest Products - (0.4)%
Weyerhaeuser Co.	(4,000)	(249,320)
TOTAL MATERIALS		(747,320)
SHORT STOCK POSITIONS - CONTINUED
	Shares	Value
TELECOMMUNICATION SERVICES - (0.4)%
Wireless Telecommunication Services - (0.4)%
MetroPCS Communications, Inc.	(12,000)	$ (254,880)
UTILITIES - (2.5)%
Electric Utilities - (1.1)%
Pinnacle West Capital Corp.	(10,000)	(337,800)
Progress Energy, Inc.	(7,000)	(299,320)
		(637,120)
Multi-Utilities - (1.4)%
Ameren Corp.	(5,000)	(227,250)
Consolidated Edison, Inc.	(7,000)	(289,100)
NiSource, Inc.	(16,000)	(289,440)
		(805,790)
TOTAL UTILITIES		(1,442,910)
TOTAL SHORT STOCK POSITIONS - (25.2)% (Proceeds $13,802,703)		$ (14,646,450)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
142 S&P 500 E-Mini Index Contracts	June 2008	$ 9,944,260	$ 63,338
The face value of futures purchased as a percentage of net assets - 17.1%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $399,021.
(c) Securities are pledged with broker as collateral for securities sold short.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,922,000 due 6/2/08 at 2.15%
BNP Paribas Securities Corp.	$ 1,941,644
Banc of America Securities LLC	580,129
Barclays Capital, Inc.	11,603
Deutsche Bank Securities, Inc.	2,088,465
Dresdner Kleinwort Securities LLC	2,842,632
Merrill Lynch Government Securities, Inc.	1,457,527
$ 8,922,000
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in securities	$ 70,875,478	$ 70,875,478	$ -	$ -
Other Financial Instruments*	$ (14,583,112)	$ (14,583,112)	$ -	$ -
* Other financial instruments include Futures Contracts and Short Positions.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $8,922,000) - See accompanying schedule: Unaffiliated issuers (cost $68,507,239)		$ 70,875,478
Cash		2,248
Receivable for investments sold		3,436
Receivable for fund shares sold		1,938,519
Dividends receivable		61,326
Receivable for daily variation on futures contracts		18,986
Prepaid expenses		69,739
Receivable from investment adviser for expense reductions		20,596
Total assets		72,990,328

Liabilities
Securities sold short at value (proceeds $13,802,703)	$ 14,646,450
Dividend expense payable on securities sold short	4,790
Payable for fund shares redeemed	7,254
Accrued management fee	29,676
Distribution fees payable	3,080
Other affiliated payables	11,165
Other payables and accrued expenses	98,957
Total liabilities		14,801,372

Net Assets		$ 58,188,956
Net Assets consist of:
Paid in capital		$ 56,591,148
Undistributed net investment income		12,657
Accumulated undistributed net realized gain (loss) on investments		(2,679)
Net unrealized appreciation (depreciation) on investments		1,587,830
Net Assets		$ 58,188,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($3,226,111 ÷ 296,989 shares)	$ 10.86

Maximum offering price per share (100/94.25 of $10.86)	$ 11.52
Class T: Net Asset Value and redemption price per share ($2,151,262 ÷ 198,130 shares)	$ 10.86

Maximum offering price per share (100/96.50 of $10.86)	$ 11.25
Class B: Net Asset Value and offering price per share ($1,053,263 ÷ 97,094 shares)A	$ 10.85

Class C: Net Asset Value and offering price per share ($1,772,876 ÷ 163,424 shares)A	$ 10.85

130/30 Large Cap: Net Asset Value, offering price and redemption price per share ($46,821,331 ÷ 4,308,102 shares)	$ 10.87

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,164,113 ÷ 291,152 shares)	$ 10.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period March 31, 2008 (commencement of operations) to May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 75,961
Interest		15,431
Income from Fidelity Central Funds		877
Total income		92,269

Expenses
Management fee	$ 40,221
Transfer agent fees	13,079
Distribution fees	5,166
Accounting fees and expenses	2,310
Custodian fees and expenses	3,600
Independent trustees' compensation	7
Registration fees	22,385
Audit	11,679
Interest	4,607
Dividend expenses for securities sold short	7,690
Total expenses before reductions	110,744
Expense reductions	(31,132)	79,612
Net investment income (loss)		12,657
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(61,169)
Futures contracts	(43,957)
Securities sold short	102,447
Total net realized gain (loss)		(2,679)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,524,492
Futures contracts	63,338
Total change in net unrealized appreciation (depreciation)		1,587,830
Net gain (loss)		1,585,151
Net increase (decrease) in net assets resulting from operations		$ 1,597,808

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period March 31, 2008 (commencement of operations) to May 31, 2008 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,657
Net realized gain (loss)	(2,679)
Change in net unrealized appreciation (depreciation)	1,587,830
Net in net assets resulting from operations	1,597,808
Share transactions - net increase (decrease)	56,591,148
Total increase (decrease) in net assets	58,188,956

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $12,657)	$ 58,188,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Cash Flows

For the period March 31, 2008 (commencement of operations) to May 31, 2008 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$ 1,597,808
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Changes in assets and liabilities related to operations:
Change in receivable for investments sold	(3,436)
Change in receivable for fund shares sold	(1,938,519)
Change in dividends receivable	(61,326)
Change in prepaid expenses	(69,739)
Change in receivable for daily variation on futures contracts	(18,986)
Change in receivable from investment advisor for expense reductions	(20,596)
Change in dividend expense payable on securities sold short	4,790
Change in payable for fund shares redeemed	7,254
Change in other payables and accrued expenses	142,878
Purchases of long term investments	(78,785,056)
Proceeds from sale of long term investments	19,636,148
Purchase of short term investments-net	(9,419,500)
Purchases of covers for securities sold short	(3,994,941)
Proceeds from securities sold short	17,900,091
Net realized gain on investments and securities sold short	(41,278)
Change in unrealized (appreciation) depreciation on investments and securities sold short	(1,524,492)
Net cash used in operating activities	(56,588,900)

Cash flows from financing activities:
Proceeds from sales of shares	57,375,654
Cost of shares redeemed	(784,506)
Net cash provided by financing activities	56,591,148

Net increase in cash and cash equivalents	2,248
Cash, beginning of period	-
Cash, end of period	$ 2,248

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.86
Total from investment operations	.86
Net asset value, end of period	$ 10.86
Total Return B, C, D	8.60%
Ratios to Average Net Assets F, I
Expenses before reductions	2.48% A
Expenses net of fee waivers, if any	1.81% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.22% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.55% A
Net investment income (loss)	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,226
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J
Net realized and unrealized gain (loss)	.86
Total from investment operations	.86
Net asset value, end of period	$ 10.86
Total Return B, C, D	8.60%
Ratios to Average Net Assets F, I
Expenses before reductions	2.69% A
Expenses net of fee waivers, if any	2.06% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.43% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.80% A
Net investment income (loss)	(.14)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,151
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.86
Total from investment operations	.85
Net asset value, end of period	$ 10.85
Total Return B, C, D	8.50%
Ratios to Average Net Assets F, I
Expenses before reductions	3.17% A
Expenses net of fee waivers, if any	2.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.91% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A
Net investment income (loss)	(.64)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,053
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Period ended May 31,	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)
Net realized and unrealized gain (loss)	.86
Total from investment operations	.85
Net asset value, end of period	$ 10.85
Total Return B, C, D	8.50%
Ratios to Average Net Assets F, I
Expenses before reductions	3.23% A
Expenses net of fee waivers, if any	2.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	2.97% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	2.30% A
Net investment income (loss)	(.64)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,773
Portfolio turnover rate G	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period March 31, 2008 (commencement of operations) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - 130/30 Large Cap

Period ended May 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.86
Total from investment operations	.87
Net asset value, end of period	$ 10.87
Total Return B, C	8.70%
Ratios to Average Net Assets E, H
Expenses before reductions	2.21% A
Expenses net of fee waivers, if any	1.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.95% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A
Net investment income (loss)	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,821
Portfolio turnover rate F	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended May 31,	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.86
Total from investment operations	.87
Net asset value, end of period	$ 10.87
Total Return B, C	8.70%
Ratios to Average Net Assets E, H
Expenses before reductions	2.23% A
Expenses net of fee waivers, if any	1.56% A
Expenses before reductions (excluding interest and dividend expenses for securities sold short)	1.97% A
Expenses net of all reductions (excluding interest and dividend expenses for securities sold short)	1.30% A
Net investment income (loss)	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,164
Portfolio turnover rate F	95%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 31, 2008 (commencement of operations) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity 130/30 Large Cap Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, 130/30 Large Cap, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Long and short positions in equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of period end date, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income and dividend expense on securities sold short, are recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions expected to be taken in the initial filing of the Fund's tax return.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,061,842
Unrealized depreciation	(735,655)
Net unrealized appreciation (depreciation)	$ 2,326,187
Cost for federal income tax purposes	$ 68,549,291

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Short Sales. Consistent with its investment objective, the Fund holds long securities that it expects to outperform the market and sells securities short in issuers expected to underperform the market. The Fund intends to maintain a net long exposure (the

Semiannual Report

4. Operating Policies - continued

Short Sales - continued

market value of long positions less the market value of short positions) of 100%, normally targeting long and short positions of approximately 130% and 30% of the Fund's net assets, respectively. In a short sale transaction, the Fund sells securities it does not own, but has borrowed from a broker, in anticipation of a decline in the market value of the securities. To complete or "close out" a short sale, the Fund must purchase the same securities at the current market price and deliver them to the broker. Until the Fund closes out a short position, it is obligated to pay the broker fees incurred on borrowing the securities. The fees, which are net of rebates, are recorded as interest expense in the accompanying Statement of Operations. The Fund is required to maintain a margin account with the broker and to pledge a portion of its assets to the broker as collateral for the borrowed securities. The collateral is marked-to-market daily to reflect the current value of the short position. The Fund is subject to risk of loss if the broker were to fail to perform its obligations under the contract. Short positions are reported at value in the accompanying Schedule of Investments under the caption "Short Stock Positions" and in the accompanying Statement of Assets & Liabilities. Dividends declared on short positions are recorded as dividend expense in the accompanying Statement of Operations and the Fund is obligated to pay the broker any dividends due on securities sold short. In the event the price of a security sold short increases between the short sale and when the Fund closes out the short sale, the Fund will incur a loss. The Fund will realize a gain if the security declines in value between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are theoretically unlimited because the short position loses value as the securities' price increases. The Fund's ultimate obligation to satisfy the short sale may exceed the amount shown in the accompanying Statement of Assets & Liabilities.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Futures Contracts - continued

reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short sales and short-term securities, aggregated $78,785,056 and $19,636,148, respectively. Securities sold short and purchases to cover securities sold short aggregated $17,900,091 and $3,994,941, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the 130/30 Large Cap Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on April 1, 2008 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will not take effect until March 1, 2009. For the period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 727	$ 339
Class T	.25%	.25%	1,189	687
Class B	.75%	.25%	1,533	1,508
Class C	.75%	.25%	1,717	1,568
			$ 5,166	$ 4,102

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,686
Class T	900
Class B*	147
Class C*	-
$ 5,733

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 871.29
Class T	653.27
Class B	402.25
Class C	544.31
130/30 Large Cap	9,882.27
Institutional Class	727.29
	$ 13,079

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,782 for the period.

7. Expense Reductions.

Effective March 31, 2008, FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense and dividend expense on securities sold short, are excluded from this reimbursement. As a result, actual expenses paid by a shareholder may be higher than the limitations listed in the table below.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.55%	$ 1,977
Class T	1.80%	1,542
Class B	2.30%	964
Class C	2.30%	1,189
130/30 Large Cap	1.30%	23,740
Institutional Class	1.30%	1,719
		$ 31,131

Semiannual Report

7. Expense Reductions - continued

In addition through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
130/30 Large Cap	$ 1

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares A	Dollars A
	Period ended May 31, 2008	Period ended May 31, 2008
Class A
Shares sold	296,998	$ 3,101,788
Shares redeemed	(9)	(91)
Net increase (decrease)	296,989	$ 3,101,697
Class T
Shares sold	198,380	$ 2,064,069
Shares redeemed	(250)	(2,644)
Net increase (decrease)	198,130	$ 2,061,425
Class B
Shares sold	97,710	$ 989,763
Shares redeemed	(616)	(6,481)
Net increase (decrease)	97,094	$ 983,282
Class C
Shares sold	163,424	$ 1,696,339
Shares redeemed	-	-
Net increase (decrease)	163,424	$ 1,696,339

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

	Shares A	Dollars A
	Period ended May 31, 2008	Period ended May 31, 2008
130/30 Large Cap
Shares sold	4,380,217	$ 46,459,254
Shares redeemed	(72,115)	(775,290)
Net increase (decrease)	4,308,102	$ 45,683,964
Institutional Class
Shares sold	291,152	$ 3,064,441
Shares redeemed	-	-
Net increase (decrease)	291,152	$ 3,064,441

A For the period March 31, 2008, (commencement of operations) to May 31, 2008.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity 130/30 Large Cap Fund

On March 20, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

In determining whether to approve the Advisory Contracts for the fund, the Board was aware that shareholders have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, may choose to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline.

Resources Dedicated to Investment Management and Support Services. The Board considered the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge.

Investment Performance. Fidelity 130/30 Large Cap Fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a broad-based securities market index.

The Board considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders. The Board considered that the fund's performance adjustment fee is calculated based on the results of the retail class and does not take into account the performance of the Advisor classes. The Board considered FMR's belief that the retail class is the appropriate class on which to base the performance fee because: (i) the class does not have a 12b-1 fee; and (ii) distribution-related expenses should be excluded from the calculation because they are not related to evaluating an adviser's investment management skills.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's proposed management fee and the projected total operating expenses of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is higher than the median fee rate of a broad group of funds with similar Lipper investment objective categories and comparable management fee characteristics, but lower than the median fee rate of funds that follow similar investment strategies. The Board also noted FMR's assertion that managing a fund with both long and short positions requires more resources than traditional long-only funds, warranting a higher management fee than traditional long-only domestic growth funds. The Board also considered that the fund's investment strategy involves certain operating costs that contribute to the projected total operating expenses of each class.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee and the projected total expenses for each class of the fund were fair and reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agency fee varies in part based on the number of accounts in the fund. If the average account size increases, the overall transfer agency fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets managed by FMR increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets.

The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)

AFLCI-USAN-0708
1.859209.100

Fidelity®

Aggressive Growth

Fund -
Aggressive Growth
Class K

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008) for Aggressive Growth and for the entire period (May 9, 2008 to May 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During Period
Aggressive Growth
Actual	$ 1,000.00	$ 919.10	$ 4.13 B
Hypothetical A	$ 1,000.00	$ 1,020.70	$ 4.34 C
Class K
Actual	$ 1,000.00	$ 1,035.60	$ .40 B
HypotheticalA	$ 1,000.00	$ 1,021.90	$ 3.13 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for Aggressive Growth and multiplied by 23/366 (to reflect the period May 9, 2008 to May 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Aggressive Growth	.86%
Class K	.62%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	5.5	8.0
NuVasive, Inc.	4.7	4.1
Omniture, Inc.	4.0	1.6
ArthroCare Corp.	3.8	2.0
Indiabulls Real Estate Ltd.	3.4	3.2
Alnylam Pharmaceuticals, Inc.	2.9	2.9
Visa, Inc.	2.3	0.0
National Oilwell Varco, Inc.	2.1	0.0
Weatherford International Ltd.	2.1	0.0
Research In Motion Ltd.	2.1	0.0
	32.9
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	31.4	34.7
Information Technology	20.3	24.1
Industrials	13.8	11.4
Energy	13.4	9.3
Financials	8.5	15.0
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *	As of November 30, 2007 **
Stocks 98.5%	Stocks 100.4%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets (dagger) (0.4)%

* Foreign investments	19.2%	** Foreign investments	18.7%

* Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 3.2%
Specialty Retail - 2.1%
Urban Outfitters, Inc. (a)(d)	1,030,300	$ 33,165
Zumiez, Inc. (a)(d)(e)	1,555,747	32,608
		65,773
Textiles, Apparel & Luxury Goods - 1.1%
Polo Ralph Lauren Corp. Class A	487,820	34,074
TOTAL CONSUMER DISCRETIONARY		99,847
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
X5 Retail Group NV GDR (Reg. S) (a)	439,100	16,247
ENERGY - 13.4%
Energy Equipment & Services - 6.7%
FMC Technologies, Inc. (a)	431,500	31,003
National Oilwell Varco, Inc. (a)	780,900	65,065
Noble Corp.	489,500	30,907
Petroleum Geo-Services ASA	558,400	16,446
Weatherford International Ltd. (a)	1,414,200	64,530
		207,951
Oil, Gas & Consumable Fuels - 6.7%
Chesapeake Energy Corp.	567,000	31,055
CONSOL Energy, Inc.	360,512	35,172
Denbury Resources, Inc. (a)	890,535	30,305
Gulfport Energy Corp. (a)	1,998,294	30,394
Peabody Energy Corp.	466,802	34,506
Petrobank Energy & Resources Ltd. (a)	297,220	17,172
Range Resources Corp.	418,556	27,524
		206,128
TOTAL ENERGY		414,079
FINANCIALS - 8.5%
Diversified Financial Services - 5.1%
Bovespa Holding SA	3,764,000	61,974
Heckmann Corp. (a)(d)	1,952,000	16,807
JSE Ltd.	3,555,298	33,473
MarketAxess Holdings, Inc. (a)	1,545,120	12,083
MSCI, Inc. Class A	951,970	33,843
		158,180
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 3.4%
Indiabulls Real Estate Ltd.	7,560,167	$ 86,594
Indiabulls Real Estate Ltd. (Reg. S) unit (a)	1,668,558	19,112
		105,706
TOTAL FINANCIALS		263,886
HEALTH CARE - 31.4%
Biotechnology - 6.5%
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	3,134,541	90,526
Amylin Pharmaceuticals, Inc. (a)(d)	1,048,032	33,296
BioMarin Pharmaceutical, Inc. (a)	780,370	29,787
CytRx Corp. (d)	4,156,583	3,658
Isis Pharmaceuticals, Inc. (a)(d)	2,804,649	39,658
RXi Pharmaceuticals Corp. (d)	462,761	4,480
		201,405
Health Care Equipment & Supplies - 18.7%
ArthroCare Corp. (a)(d)(e)	2,658,403	117,262
Conceptus, Inc. (a)(d)(e)	1,679,368	31,874
Cyberonics, Inc. (a)(d)(e)	2,731,000	48,421
Masimo Corp.	1,107,421	38,272
NuVasive, Inc. (a)(d)(e)	3,447,289	145,924
St. Jude Medical, Inc. (a)	4,176,516	170,190
TranS1, Inc. (d)(e)	1,987,859	28,188
		580,131
Health Care Providers & Services - 2.2%
athenahealth, Inc. (d)	646,038	20,460
Express Scripts, Inc. (a)	658,312	47,471
		67,931
Health Care Technology - 1.5%
MedAssets, Inc. (e)	2,557,090	45,670
Life Sciences Tools & Services - 2.5%
AMAG Pharmaceuticals, Inc. (d)(e)	1,193,912	47,756
QIAGEN NV (a)	1,462,400	29,116
		76,872
TOTAL HEALTH CARE		972,009
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 13.8%
Air Freight & Logistics - 1.2%
UTI Worldwide, Inc.	1,589,500	$ 37,767
Commercial Services & Supplies - 4.0%
CoStar Group, Inc. (a)(d)	524,276	24,589
EnergySolutions, Inc.	724,400	18,400
IHS, Inc. Class A (a)	465,773	27,741
Stericycle, Inc. (a)	927,200	54,056
		124,786
Construction & Engineering - 0.9%
Quanta Services, Inc. (a)	823,213	26,376
Electrical Equipment - 0.3%
Ocean Power Technologies, Inc. (e)	1,007,757	9,191
Industrial Conglomerates - 1.6%
McDermott International, Inc. (a)	780,900	48,439
Machinery - 1.5%
Flowserve Corp.	341,600	47,318
Marine - 1.1%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,269,282	34,561
Road & Rail - 3.2%
Landstar System, Inc.	1,121,650	62,498
Union Pacific Corp.	439,000	36,134
		98,632
TOTAL INDUSTRIALS		427,070
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 4.4%
Infinera Corp. (d)	744,309	10,629
Juniper Networks, Inc. (a)	2,147,000	59,085
Research In Motion Ltd. (a)	463,400	64,352
		134,066
Internet Software & Services - 4.0%
Omniture, Inc. (a)(d)(e)	4,982,769	122,825
IT Services - 3.9%
MasterCard, Inc. Class A (d)	165,901	51,205
Visa, Inc.	809,900	69,943
		121,148
Semiconductors & Semiconductor Equipment - 6.0%
Cavium Networks, Inc.	1,686,064	43,939
Hittite Microwave Corp. (a)	735,832	29,396
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp. (d)	701,800	$ 32,367
Lam Research Corp. (a)	804,675	32,750
NVIDIA Corp. (a)	1,952,074	48,216
		186,668
Software - 2.0%
Activision, Inc. (a)	974,900	32,903
Concur Technologies, Inc. (a)(d)	800,700	29,362
		62,265
TOTAL INFORMATION TECHNOLOGY		626,972
MATERIALS - 7.4%
Metals & Mining - 7.4%
Aquarius Platinum Ltd. (Australia)	1,863,829	30,285
Central African Mining & Exploration Co. PLC (a)	13,149,700	14,847
Century Aluminum Co. (a)(d)	449,800	32,835
Nucor Corp.	404,463	30,254
Silver Wheaton Corp. (a)	976,000	14,176
Steel Dynamics, Inc.	894,900	32,306
Timminco Ltd. (a)(d)	1,366,500	41,951
United States Steel Corp.	195,100	33,696
		230,350
TOTAL COMMON STOCKS (Cost $2,876,331)		3,050,460
Money Market Funds - 10.9%

Fidelity Cash Central Fund, 2.44% (b)	74,963,841	74,964
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	264,349,633	264,350
TOTAL MONEY MARKET FUNDS (Cost $339,314)		339,314
TOTAL INVESTMENT PORTFOLIO - 109.4% (Cost $3,215,645)		3,389,774
NET OTHER ASSETS - (9.4)%		(291,964)
NET ASSETS - 100%		$ 3,097,810
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 746
Fidelity Securities Lending Cash Central Fund	3,525
Total	$ 4,271
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alnylam Pharmaceuticals, Inc.	$ 102,229	$ 21	$ -	$ -	$ 90,526
AMAG Pharmaceuticals, Inc.	65,945	21,746	23,231	-	47,756
ArthroCare Corp.	72,823	92,973	27,770	-	117,262
Conceptus, Inc.	35,899	22,728	29,104	-	31,874
Cyberonics, Inc.	36,716	568	-	-	48,421
CytRx Corp.	22,853	3,941	5,187	7	-
Dev Property Development PLC	22,197	-	29,761	-	-
MarketAxess Holdings, Inc.	22,188	-	-	-	-
MedAssets, Inc.	-	54,700	8,281	-	45,670
NeuroMetrix, Inc.	10,538	-	5,217	-	-
Northstar Neuroscience, Inc.	23,877	-	3,468	-	-
NuVasive, Inc.	146,192	467	-	-	145,924
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ocean Power Technologies, Inc.	$ 14,623	$ -	$ -	$ -	$ 9,191
Omniture, Inc.	57,785	95,057	21,671	-	122,825
Omrix Biopharmaceuticals, Inc.	40,074	-	34,594	-	-
TranS1, Inc.	30,171	7,157	489	-	28,188
Ultrapetrol (Bahamas) Ltd.	20,362	12,144	2,894	-	34,561
Zumiez, Inc.	-	36,744	7,846	-	32,608
Total	$ 725,235	$ 348,246	$ 199,523	$ 7	$ 754,806
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

<Click Here>Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,389,774	$ 3,370,662	$ 19,112	$ 0
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.8%
Canada	4.4%
India	3.4%
Brazil	2.0%
Panama	1.6%
Netherlands	1.4%
British Virgin Islands	1.2%
Bahamas (Nassau)	1.1%
South Africa	1.1%
Cayman Islands	1.0%
Bermuda	1.0%
Others (individually less than 1%)	1.0%
100.0%
Income Tax Information

At November 30, 2007, the fund had a capital loss carryforward of approximately $10,999,160,000 of which $5,871,680,000, $3,237,199,000 and $1,890,281,000 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $254,688) - See accompanying schedule: Unaffiliated issuers (cost $2,138,374)	$ 2,295,654
Fidelity Central Funds (cost $339,314)	339,314
Other affiliated issuers (cost $737,957)	754,806
Total Investments (cost $3,215,645)		$ 3,389,774
Receivable for investments sold		127,609
Receivable for fund shares sold		2,006
Dividends receivable		373
Distributions receivable from Fidelity Central Funds		1,214
Prepaid expenses		7
Other receivables		188
Total assets		3,521,171

Liabilities
Payable to custodian bank	$ 1,330
Payable for investments purchased	153,262
Payable for fund shares redeemed	2,392
Accrued management fee	1,030
Other affiliated payables	799
Other payables and accrued expenses	198
Collateral on securities loaned, at value	264,350
Total liabilities		423,361

Net Assets		$ 3,097,810
Net Assets consist of:
Paid in capital		$ 14,296,942
Accumulated net investment loss		(3,799)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,369,881)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		174,548
Net Assets		$ 3,097,810

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Aggressive Growth: Net Asset Value, offering price and redemption price per share ($3,097,706.44 ÷ 148,121.58 shares)	$ 20.91

Class K: Net Asset Value, offering price and redemption price per share ($103.53 ÷ 4.95 shares)	$ 20.92

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends (including $7 earned from other affiliated issuers)		$ 4,657
Interest		292
Income from Fidelity Central Funds (including $3,525 from security lending)		4,271
Total income		9,220

Expenses
Management fee Basic fee	$ 9,436
Performance adjustment	(1,731)
Transfer agent fees	4,568
Accounting and security lending fees	479
Custodian fees and expenses	162
Independent trustees' compensation	6
Registration fees	23
Audit	42
Legal	26
Interest	5
Miscellaneous	269
Total expenses before reductions	13,285
Expense reductions	(381)	12,904
Net investment income (loss)		(3,684)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(294,045)
Other affiliated issuers	(51,537)
Foreign currency transactions	(654)
Total net realized gain (loss)		(346,236)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4,671)	52,886
Assets and liabilities in foreign currencies	424
Total change in net unrealized appreciation (depreciation)		53,310
Net gain (loss)		(292,926)
Net increase (decrease) in net assets resulting from operations		$ (296,610)

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,684)	$ (13,072)
Net realized gain (loss)	(346,236)	631,634
Change in net unrealized appreciation (depreciation)	53,310	(66,531)
Net increase (decrease) in net assets resulting from operations	(296,610)	552,031
Distributions to shareholders from net realized gain	-	(1,876)
Share transactions - net increase (decrease)	(204,669)	(809,937)
Redemption fees	205	557
Total increase (decrease) in net assets	(501,074)	(259,225)

Net Assets
Beginning of period	3,598,884	3,858,109
End of period (including accumulated net investment loss of $3,799 and accumulated net investment loss of $115, respectively)	$ 3,097,810	$ 3,598,884

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Aggressive Growth

	Six months ended May 31, 2008	Years ended November 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 22.75	$ 19.68	$ 17.48	$ 15.95	$ 14.65	$ 12.17
Income from Investment Operations
Net investment income (loss) D	(.02)	(.07) I	- G, K	(.02) H	(.05)	(.01)
Net realized and unrealized gain (loss)	(1.82)	3.15	2.20	1.55	1.35	2.49
Total from investment operations	(1.84)	3.08	2.20	1.53	1.30	2.48
Distributions from net realized gain	-	(.01)	-	-	-	-
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.91	$ 22.75	$ 19.68	$ 17.48	$ 15.95	$ 14.65
Total Return B, C	(8.09)%	15.66%	12.59%	9.59%	8.87%	20.38%
Ratios to Average Net Assets E, J
Expenses before reductions	.86% A	.79%	.77%	.79%	.83%	.68%
Expenses net of fee waivers, if any	.86% A	.79%	.77%	.79%	.83%	.68%
Expenses net of all reductions	.83% A	.78%	.75%	.70%	.78%	.59%
Net investment income (loss)	(.24)% A	(.35)% I	(.02)% G	(.12)% H	(.36)%	(.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,098	$ 3,599	$ 3,858	$ 4,334	$ 4,971	$ 5,233
Portfolio turnover rate F	221% A	154%	155%	192%	84%	176%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.41)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended May 31, 2008
(Unaudited) G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.20
Income from Investment Operations
Net investment income (loss) D	.01
Net realized and unrealized gain (loss)	.71
Total from investment operations	.72
Net asset value, end of period	$ 20.92
Total Return B, C	3.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.62% A
Expenses net of fee waivers, if any	.62% A
Expenses net of all reductions	.60% A
Net investment income (loss)	.42%A
Supplemental Data
Net Assets, end of period (000 omitted)	$ 104
Portfolio turnover rate F	221% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Aggressive Growth Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class K and the existing class was designated Aggressive Growth on May 9, 2008. The Fund offers Aggressive Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 417,031
Unrealized depreciation	(272,562)
Net unrealized appreciation (depreciation)	$ 144,469
Capital loss carryforward	(10,999,160)
Cost for federal income tax purposes	$ 3,245,305

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,436,165 and $3,699,462, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Aggressive Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Aggressive Growth and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, was the transfer agent for Aggressive Growth. For the period, the transfer agent fees for Aggressive Growth were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $95 for the period.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,636	4.30%	$ 5

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $317 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Aggressive Growth	$ 58

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $1,240, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Aggressive Growth	$ -	$ 1,876

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008A	Year ended November 30, 2007	Six months ended May 31, 2008A	Year ended November 30, 2007
Aggressive Growth
Shares sold	8,490	24,576	$ 173,567	$ 531,087
Reinvestment of distributions	-	93	-	1,853
Shares redeemed	(18,538)	(62,576)	(378,336)	(1,342,877)
Net increase (decrease)	(10,048)	(37,907)	$ (204,769)	$ (809,937)
Class K
Shares sold	5	-	$ 100	$ -
Net increase (decrease)	5	-	$ 100	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	17,225,894,455.97	93.775
Withheld	1,143,576,838.95	6.225
TOTAL	18,369,471,294.92	100.000
Dennis J. Dirks
Affirmative	17,293,993,357.36	94.145
Withheld	1,075,477,937.56	5.855
TOTAL	18,369,471,294.92	100.000
Edward C. Johnson 3d
Affirmative	17,177,993,463.99	93.514
Withheld	1,191,477,830.93	6.486
TOTAL	18,369,471,294.92	100.000
Alan J. Lacy
Affirmative	17,280,786,578.16	94.073
Withheld	1,088,684,716.76	5.927
TOTAL	18,369,471,294.92	100.000
Ned C. Lautenbach
Affirmative	17,275,050,964.62	94.042
Withheld	1,094,420,330.30	5.958
TOTAL	18,369,471,294.92	100.000
Joseph Mauriello
Affirmative	17,289,869,110.18	94.123
Withheld	1,079,602,184.74	5.877
TOTAL	18,369,471,294.92	100.000
Cornelia M. Small
Affirmative	17,277,424,534.41	94.055
Withheld	1,092,046,760.51	5.945
TOTAL	18,369,471,294.92	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	17,208,188,881.25	93.678
Withheld	1,161,282,413.67	6.322
TOTAL	18,369,471,294.92	100.000
David M. Thomas
Affirmative	17,300,605,112.82	94.181
Withheld	1,068,866,182.10	5.819
TOTAL	18,369,471,294.92	100.000
Michael E. Wiley
Affirmative	17,286,179,501.56	94.103
Withheld	1,083,291,793.36	5.897
TOTAL	18,369,471,294.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	13,315,613,624.71	72.488
Against	3,865,535,580.46	21.043
Abstain	915,660,441.98	4.985
Broker Non-Votes	272,661,647.77	1.484
TOTAL	18,369,471,294.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FEG-USAN-0708
1.786808.105

Fidelity®

Growth Company

Fund -
Growth Company
Class K

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008) for Growth Company and for the entire period (May 9, 2008 to May 31, 2008) for Class K. The hypothetical expense Example is based on an investment of $1,000 invested for the one half year period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value May 31, 2008	Expenses Paid During Period
Growth Company
Actual	$ 1,000.00	$ 982.40	$ 4.71 B
HypotheticalA	$ 1,000.00	$ 1,020.25	$ 4.80 C
Class K
Actual	$ 1,000.00	$ 1,016.30	$ .51 B
HypotheticalA	$ 1,000.00	$ 1,021.00	$ 4.04C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for Growth Company Class and multiplied by 23/366 (to reflect the period May 9, 2008 to May 31, 2008) for Class K.

C Hypothetical expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Growth Company	.95%
Class K	.80%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Nintendo Co. Ltd.	6.3	7.6
Google, Inc. Class A (sub. vtg.)	3.8	6.7
Celgene Corp.	3.2	4.6
Elan Corp. PLC sponsored ADR	3.1	2.8
Monsanto Co.	2.9	2.8
Apple, Inc.	2.6	1.9
Hess Corp.	2.5	1.2
Salesforce.com, Inc.	2.3	1.8
Wal-Mart Stores, Inc.	2.1	1.0
Research In Motion Ltd.	1.8	1.7
	30.6
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.1	38.3
Health Care	21.7	23.8
Energy	13.6	7.2
Consumer Staples	8.5	9.1
Materials	6.0	4.8
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 99.5%		Stocks 99.6%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets 0.4%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	17.4%	** Foreign investments	18.3%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.1%
Johnson Controls, Inc.	1,000,000	$ 34,060
Diversified Consumer Services - 0.1%
Coinstar, Inc. (a)	1,175,000	44,768
Hotels, Restaurants & Leisure - 0.6%
Buffalo Wild Wings, Inc. (a)(e)	1,050,000	34,598
McDonald's Corp.	1,375,000	81,565
Starbucks Corp. (a)	478,400	8,702
Starwood Hotels & Resorts Worldwide, Inc.	1,690,000	81,796
		206,661
Household Durables - 0.0%
Gafisa SA sponsored ADR	175,000	7,819
Tupperware Brands Corp.	50,000	1,915
		9,734
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	750,000	61,215
Leisure Equipment & Products - 0.6%
Callaway Golf Co. (d)(e)	3,739,862	47,496
Hasbro, Inc. (d)	5,350,000	193,884
		241,380
Media - 1.0%
CBS Corp. Class B	1,115,988	24,083
Comcast Corp. Class A	4,807,500	108,169
Morningstar, Inc. (a)(d)	1,475,000	104,651
News Corp. Class A	4,705,000	84,455
The Walt Disney Co.	84,500	2,839
Time Warner, Inc.	2,801,950	44,495
		368,692
Multiline Retail - 0.5%
Kohl's Corp. (a)	1,415,000	63,392
Nordstrom, Inc. (d)	485,000	16,965
Target Corp.	2,270,000	121,127
		201,484
Specialty Retail - 0.9%
Bed Bath & Beyond, Inc. (a)	1,750,000	55,755
Best Buy Co., Inc.	347,500	16,225
Gamestop Corp. Class A (a)	296,300	14,696
Gap, Inc. (d)	717,825	13,100
Home Depot, Inc.	3,470,000	94,939
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	3,455,800	$ 82,939
Staples, Inc.	3,120,602	73,178
		350,832
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc. (a)	187,200	6,795
Geox SpA (d)	2,135,000	27,508
Hanesbrands, Inc. (a)(d)	3,240,000	106,920
Lululemon Athletica, Inc. (d)(e)	5,110,819	163,495
NIKE, Inc. Class B (d)	1,579,000	107,956
		412,674
TOTAL CONSUMER DISCRETIONARY		1,931,500
CONSUMER STAPLES - 8.5%
Beverages - 1.5%
PepsiCo, Inc.	3,816,640	260,677
The Coca-Cola Co.	5,507,500	315,359
		576,036
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	2,155,800	153,752
CVS Caremark Corp.	3,012,780	128,917
Safeway, Inc.	675,000	21,512
Sysco Corp.	478,200	14,757
Wal-Mart Stores, Inc.	13,310,300	768,537
Walgreen Co.	1,195,000	43,044
Whole Foods Market, Inc. (d)	70,000	2,030
		1,132,549
Food Products - 1.9%
Archer Daniels Midland Co.	2,925,000	116,123
Campbell Soup Co.	1,695,000	56,749
Cosan Ltd. Class A	7,363,800	86,746
Dean Foods Co.	400,000	8,700
General Mills, Inc.	527,800	33,357
Groupe Danone	1,155,000	101,108
Hershey Co.	550,000	21,555
Kellogg Co.	1,590,000	82,378
Kraft Foods, Inc. Class A	846,065	27,480
McCormick & Co., Inc. (non-vtg.)	365,000	13,717
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	2,805,000	$ 87,768
Tyson Foods, Inc. Class A	3,500,000	65,940
		701,621
Household Products - 0.6%
Clorox Co.	570,000	32,564
Colgate-Palmolive Co.	275,000	20,449
Procter & Gamble Co.	2,499,483	165,091
		218,104
Personal Products - 0.5%
Avon Products, Inc.	4,600,000	179,676
Tobacco - 1.0%
Altria Group, Inc.	3,925,380	87,379
Philip Morris International, Inc. (a)	5,850,380	308,081
		395,460
TOTAL CONSUMER STAPLES		3,203,446
ENERGY - 13.6%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	387,400	34,331
Diamond Offshore Drilling, Inc.	827,900	112,959
FMC Technologies, Inc. (a)	1,370,000	98,435
Schlumberger Ltd. (NY Shares)	2,189,000	221,374
Transocean, Inc. (a)	865,668	130,015
Weatherford International Ltd. (a)	8,720,480	397,916
		995,030
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	2,380,000	178,429
Apache Corp.	2,730,000	365,984
Cameco Corp.	2,900,000	118,160
Chesapeake Energy Corp.	525,000	28,754
ConocoPhillips	453,810	42,250
CONSOL Energy, Inc.	4,364,408	425,792
Devon Energy Corp.	3,350,000	388,399
El Paso Corp.	1,450,000	28,348
EnCana Corp.	4,975,000	448,226
EOG Resources, Inc.	3,725,000	479,147
Exxon Mobil Corp.	815,000	72,339
Hess Corp.	7,565,000	929,058
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Newfield Exploration Co. (a)	3,455,000	$ 218,494
Noble Energy, Inc.	850,000	82,833
PetroHawk Energy Corp. (a)	550,000	16,159
Quicksilver Resources, Inc. (a)	800,000	29,144
Range Resources Corp.	1,846,754	121,443
Southwestern Energy Co. (a)	1,310,000	58,085
Valero Energy Corp.	1,230,000	62,533
		4,093,577
TOTAL ENERGY		5,088,607
FINANCIALS - 3.8%
Capital Markets - 0.7%
Ameriprise Financial, Inc.	45,809	2,165
Charles Schwab Corp.	2,871,475	63,689
Franklin Resources, Inc.	520,000	52,634
Goldman Sachs Group, Inc.	455,000	80,267
State Street Corp.	835,000	60,137
		258,892
Commercial Banks - 0.7%
Banco Bradesco SA (PN) sponsored ADR	545,000	13,085
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	3,430,000	105,335
Synovus Financial Corp.	1,261,900	14,499
Toronto-Dominion Bank	277,514	20,081
Uniao de Bancos Brasileiros SA (Unibanco) GDR	780,000	122,359
Wells Fargo & Co.	355,000	9,787
		285,146
Consumer Finance - 1.2%
American Express Co.	2,172,548	100,698
Discover Financial Services (d)	19,515,000	334,682
		435,380
Diversified Financial Services - 1.1%
Bolsa de Mercadorias & Futuros - BM&F SA	9,383,100	107,532
Bovespa Holding SA	11,686,000	192,408
Citigroup, Inc.	720,000	15,761
JPMorgan Chase & Co.	2,400,000	103,200
		418,901
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.1%
American International Group, Inc.	663,750	$ 23,895
Prudential Financial, Inc.	233,000	17,405
		41,300
TOTAL FINANCIALS		1,439,619
HEALTH CARE - 21.6%
Biotechnology - 10.7%
Acadia Pharmaceuticals, Inc. (a)(d)(e)	3,510,746	30,895
Affymax, Inc. (a)(d)(e)	1,255,000	18,712
Alexion Pharmaceuticals, Inc. (a)(d)(e)	3,818,225	272,430
Alkermes, Inc. (a)(d)(e)	10,182,261	129,009
Alnylam Pharmaceuticals, Inc. (a)(d)	1,098,315	31,719
Amgen, Inc. (a)	1,227,605	54,051
Amylin Pharmaceuticals, Inc. (a)(d)(e)	13,530,160	429,853
Array Biopharma, Inc. (a)(d)(e)	4,753,070	29,564
Biogen Idec, Inc. (a)	1,104,164	69,286
BioMarin Pharmaceutical, Inc. (a)	2,695,793	102,898
Celgene Corp. (a)	19,446,744	1,183,529
Cepheid, Inc. (a)(d)	960,000	25,267
Cougar Biotechnology, Inc. (a)	917,681	24,796
CV Therapeutics, Inc. (a)(d)(e)	6,067,383	53,575
Genentech, Inc. (a)	2,525,800	179,003
Genzyme Corp. (a)	520,000	35,599
Gilead Sciences, Inc. (a)	1,700,000	94,044
GTx, Inc. (a)(d)(e)	2,521,397	37,871
Human Genome Sciences, Inc. (a)(d)(e)	8,874,010	52,179
Immunomedics, Inc. (a)(d)(e)	6,102,700	16,294
InterMune, Inc. (a)(d)(e)	3,897,713	54,958
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,538,331	134,872
Medarex, Inc. (a)(d)	5,386,220	46,914
Momenta Pharmaceuticals, Inc. (a)(d)	406,000	5,205
Myriad Genetics, Inc. (a)(d)(e)	2,474,248	119,803
ONYX Pharmaceuticals, Inc. (a)(d)	755,000	26,682
OREXIGEN Therapeutics, Inc. (d)(e)	2,722,357	23,712
Regeneron Pharmaceuticals, Inc. (a)(e)	6,388,948	127,140
Rigel Pharmaceuticals, Inc. (a)(d)(e)	3,647,256	85,127
Seattle Genetics, Inc. (a)(e)	7,927,486	74,122
Sunesis Pharmaceuticals, Inc. (a)(e)	3,156,200	6,312
Transition Therapeutics, Inc. (a)(e)	2,332,446	27,351
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Trubion Pharmaceuticals, Inc. (a)(d)(e)	1,775,000	$ 11,041
Vertex Pharmaceuticals, Inc. (a)(d)(e)	13,865,838	396,979
		4,010,792
Health Care Equipment & Supplies - 2.3%
Alcon, Inc.	40,000	6,280
Baxter International, Inc.	2,455,000	150,001
Becton, Dickinson & Co.	1,347,900	113,830
Covidien Ltd.	3,350,000	167,802
Gen-Probe, Inc. (a)(e)	3,783,676	215,443
Insulet Corp.	951,400	15,508
Medtronic, Inc.	1,274,964	64,602
St. Jude Medical, Inc. (a)	834,200	33,994
Thoratec Corp. (a)(d)(e)	5,297,765	87,572
		855,032
Health Care Providers & Services - 0.6%
Cardinal Health, Inc.	860,000	48,624
Laboratory Corp. of America Holdings (a)	460,000	33,943
McKesson Corp.	1,110,000	63,992
Medco Health Solutions, Inc. (a)	1,412,720	68,446
UnitedHealth Group, Inc.	186,400	6,377
		221,382
Life Sciences Tools & Services - 1.6%
Affymetrix, Inc. (a)	3,003,190	36,218
Applera Corp.:
- Applied Biosystems Group	211,600	7,355
- Celera Genomics Group (a)	9,579,848	123,388
Bruker BioSciences Corp. (a)	2,215,000	25,783
Exelixis, Inc. (a)(d)(e)	10,511,134	66,430
Illumina, Inc. (a)(d)(e)	4,341,291	340,705
Millipore Corp. (a)	183,194	13,309
		613,188
Pharmaceuticals - 6.4%
Abbott Laboratories	2,051,500	115,602
Allergan, Inc.	480,000	27,658
ARYx Therapeutics, Inc.	345,298	2,158
Auxilium Pharmaceuticals, Inc. (a)(d)(e)	3,722,270	118,517
Bristol-Myers Squibb Co.	1,754,700	39,990
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	800,000	13,016
Elan Corp. PLC sponsored ADR (a)(d)	46,958,062	1,175,830
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Eli Lilly & Co.	705,000	$ 33,939
Johnson & Johnson	3,488,300	232,809
Map Pharmaceuticals, Inc.	925,000	12,811
Merck & Co., Inc.	3,120,100	121,559
Nastech Pharmaceutical Co., Inc. (a)(d)(e)	2,581,059	3,071
Pfizer, Inc.	1,451,000	28,091
Schering-Plough Corp.	1,987,600	40,547
Sepracor, Inc. (a)(d)(e)	11,170,129	241,386
Sirtris Pharmaceuticals, Inc.	791,502	17,793
Wyeth	3,640,200	161,880
		2,386,657
TOTAL HEALTH CARE		8,087,051
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	1,815,000	108,210
Lockheed Martin Corp.	550,100	60,203
Raytheon Co.	985,000	62,902
The Boeing Co.	670,000	55,456
		286,771
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	2,374,800	168,658
Airlines - 0.6%
JetBlue Airways Corp. (a)(d)(e)	18,003,143	71,472
Northwest Airlines Corp. (a)	6,753,700	47,681
Ryanair Holdings PLC sponsored ADR (a)	20,000	527
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/10 (a)	3,230,000	27,135
Southwest Airlines Co.	7,373,515	96,298
		243,113
Commercial Services & Supplies - 0.1%
EnergySolutions, Inc.	911,400	23,150
Manpower, Inc.	145,000	9,135
		32,285
Construction & Engineering - 0.2%
Fluor Corp.	330,000	61,562
KBR, Inc.	768,214	26,665
		88,227
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.2%
American Superconductor Corp. (a)(d)	1,815,000	$ 64,033
First Solar, Inc. (a)	1,367,090	365,751
Sunpower Corp. Class A (a)(d)	82,500	6,757
		436,541
Industrial Conglomerates - 0.4%
3M Co.	70,000	5,429
General Electric Co.	4,350,000	133,632
		139,061
Machinery - 0.5%
AGCO Corp. (a)	1,035,400	62,569
Caterpillar, Inc.	685,000	56,608
CNH Global NV	180,000	8,044
Deere & Co.	540,000	43,924
ITT Corp.	70,000	4,620
TurboChef Technologies, Inc. (a)(d)(e)	1,973,650	13,283
		189,048
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	490,000	55,395
CSX Corp.	500,000	34,530
Norfolk Southern Corp.	2,385,000	160,701
Union Pacific Corp.	1,720,000	141,573
		392,199
TOTAL INDUSTRIALS		1,975,903
INFORMATION TECHNOLOGY - 35.1%
Communications Equipment - 4.8%
Cisco Systems, Inc. (a)	12,712,600	339,681
Corning, Inc.	3,463,000	94,678
Infinera Corp. (d)(e)	8,010,944	114,396
Juniper Networks, Inc. (a)	885,000	24,355
QUALCOMM, Inc. (a)	8,623,400	418,580
Research In Motion Ltd. (a)	4,892,800	679,463
Riverbed Technology, Inc. (a)(d)	1,220,664	21,911
Sonus Networks, Inc. (a)(d)(e)	26,835,720	115,125
		1,808,189
Computers & Peripherals - 3.8%
Apple, Inc. (a)	5,110,959	964,694
Dell, Inc. (a)	1,435,600	33,105
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	3,160,000	$ 148,710
International Business Machines Corp.	219,800	28,449
NetApp, Inc. (a)	2,607,208	63,564
Palm, Inc. (d)(e)	10,162,126	61,582
SanDisk Corp. (a)	105,000	2,973
Seagate Technology	165,000	3,534
Sun Microsystems, Inc. (a)	449,125	5,816
Synaptics, Inc. (a)(d)(e)	3,085,082	131,949
		1,444,376
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	370,000	13,834
Mellanox Technologies Ltd. (a)(e)	3,023,300	49,401
Trimble Navigation Ltd. (a)	2,540,000	101,194
Universal Display Corp. (a)(d)(e)	3,579,545	54,445
		218,874
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	1,105,000	43,150
eBay, Inc. (a)	4,897,200	146,965
Google, Inc. Class A (sub. vtg.) (a)	2,407,448	1,410,283
Internet Capital Group, Inc. (a)(e)	3,850,000	38,731
Mercadolibre, Inc.	226,300	10,625
Omniture, Inc. (a)	2,004,881	49,420
VeriSign, Inc. (a)	1,390,000	55,656
Yahoo!, Inc. (a)	3,416,340	91,421
		1,846,251
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	1,584,716	55,909
Fidelity National Information Services, Inc.	375,000	15,105
Hewitt Associates, Inc. Class A (a)	2,265,000	88,697
MasterCard, Inc. Class A	270,000	83,336
The Western Union Co.	1,025,000	24,231
Total System Services, Inc.	2,495,659	61,194
Visa, Inc.	4,724,100	407,973
		736,445
Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	949,900	33,351
Applied Materials, Inc.	2,270,400	44,977
ASML Holding NV (NY Shares)	648,888	19,441
Atheros Communications, Inc. (a)(e)	5,740,411	191,845
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atheros Communications, Inc. (a)(e)(g)	1,741,486	$ 58,200
Broadcom Corp. Class A (a)	2,300,000	65,987
Cree, Inc. (a)(d)(e)	8,526,131	216,734
Cypress Semiconductor Corp. (a)(e)	15,976,000	445,411
FEI Co. (a)(d)(e)	1,863,100	43,671
Intel Corp.	15,360,800	356,063
International Rectifier Corp. (a)(d)	930,000	21,557
KLA-Tencor Corp. (d)	510,000	23,521
Linear Technology Corp. (d)	625,800	23,011
Marvell Technology Group Ltd. (a)	498,310	8,651
Power Integrations, Inc. (a)(e)	2,961,308	96,627
Rambus, Inc. (a)(d)(e)	10,533,000	217,612
Rubicon Technology, Inc. (d)(e)	2,061,630	47,149
Samsung Electronics Co. Ltd.	50,000	36,032
Silicon Laboratories, Inc. (a)	1,035,315	38,151
Spansion, Inc. Class A (a)(d)	1,430,000	4,505
Texas Instruments, Inc.	971,000	31,538
Xilinx, Inc.	550,000	14,960
		2,038,994
Software - 13.6%
Activision, Inc. (a)	1,275,000	43,031
Adobe Systems, Inc. (a)	843,236	37,153
Citrix Systems, Inc. (a)	760,000	26,015
Electronic Arts, Inc. (a)	860,000	43,172
Microsoft Corp.	19,075,000	540,204
Nintendo Co. Ltd.	4,251,200	2,344,959
Oracle Corp. (a)	1,175,000	26,837
Red Hat, Inc. (a)(d)(e)	17,997,391	438,416
Salesforce.com, Inc. (a)(e)	12,015,494	868,840
SuccessFactors, Inc. (d)(e)	4,586,021	50,905
Symantec Corp. (a)	2,050,800	44,564
TiVo, Inc. (a)(d)(e)	10,019,029	84,260
VMware, Inc. Class A (d)	7,832,700	537,872
		5,086,228
TOTAL INFORMATION TECHNOLOGY		13,179,357
MATERIALS - 6.0%
Chemicals - 4.6%
Dow Chemical Co.	1,475,000	59,590
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Minerals Technologies, Inc. (e)	1,927,580	$ 134,179
Monsanto Co.	8,649,978	1,102,007
OM Group, Inc. (a)(e)	2,360,000	102,613
Potash Corp. of Saskatchewan, Inc.	821,200	163,476
Rohm & Haas Co.	985,000	53,170
The Mosaic Co. (a)	780,000	97,750
Uralkali JSC GDR (a)(f)	434,300	26,275
		1,739,060
Metals & Mining - 1.4%
Barrick Gold Corp. (d)	3,512,500	141,525
Cleveland-Cliffs, Inc. (d)	560,000	59,752
Companhia Vale do Rio Doce sponsored ADR	1,270,000	50,521
Freeport-McMoRan Copper & Gold, Inc. Class B	1,300,000	150,423
Nucor Corp.	1,540,000	115,192
		517,413
TOTAL MATERIALS		2,256,473
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	615,000	24,539
UTILITIES - 0.4%
Electric Utilities - 0.3%
Exelon Corp.	1,115,000	98,120
Independent Power Producers & Energy Traders - 0.1%
Ormat Technologies, Inc. (d)	380,000	19,042
Water Utilities - 0.0%
American Water Works Co., Inc.	750,000	16,125
TOTAL UTILITIES		133,287
TOTAL COMMON STOCKS (Cost $27,736,184)		37,319,782
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Biotechnology - 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	25,641
Convertible Preferred Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (g)	4,000,000	$ 10,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,000)		35,641
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 2.44% (b)	64,161,977	64,162
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	913,816,933	913,817
TOTAL MONEY MARKET FUNDS (Cost $977,979)		977,979
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 2.12%, dated 5/30/08 due 6/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $4,764)	$ 4,765	4,764
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $28,748,927)		38,338,166
NET OTHER ASSETS - (2.2)%		(807,218)
NET ASSETS - 100%		$ 37,530,948
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,275,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $93,841,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$4,764,000 due 6/02/08 at 2.12%
Banc of America Securities LLC	$ 748
Barclays Capital, Inc.	1,201
Credit Suisse Securities (USA) LLC	1,035
Merrill Lynch Government Securities, Inc.	1,780
$ 4,764
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,404
Fidelity Securities Lending Cash Central Fund	18,029
Total	$ 20,433
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 39,300	$ 466	$ -	$ -	$ 30,895
Affymax, Inc.	31,952	-	-	-	18,712
Affymetrix, Inc.	143,047	977	43,657	-	-
Alexion Pharmaceuticals, Inc.	270,064	6,945	-	-	272,430
Alkermes, Inc.	145,199	-	-	-	129,009
American Superconductor Corp.	75,075	-	30,262	-	-
Amylin Pharmaceuticals, Inc.	514,819	1,348	-	-	429,853
Array Biopharma, Inc.	52,030	317	-	-	29,564
Atheros Communications, Inc.	167,445	1,614	-	-	191,845
Atheros Communications, Inc. (restricted)	51,356	-	-	-	58,200
Auxilium Pharmaceuticals, Inc.	-	111,036	-	-	118,517
Blackboard, Inc.	93,335	-	78,780	-	-
BladeLogic, Inc.	37,853	25,748	76,219	-	-
Blue Coat Systems, Inc.	106,638	-	77,637	-	-
Buffalo Wild Wings, Inc.	-	34,962	-	-	34,598
Callaway Golf Co.	97,496	6,920	33,486	812	47,496
Celgene Corp.	1,686,270	-	412,168	-	-
Continental Airlines, Inc. Class B	-	157,844	121,905	-	-
Cree, Inc.	209,972	35	-	-	216,734
CV Therapeutics, Inc.	51,892	764	-	-	53,575
Cypress Semiconductor Corp.	530,723	-	-	-	445,411
Exelixis, Inc.	91,145	477	-	-	66,430
F5 Networks, Inc.	135,520	-	116,715	-	-
FEI Co.	46,410	-	-	-	43,671
Gen-Probe, Inc.	282,856	4,166	26,399	-	215,443
GTx, Inc.	32,999	3,687	-	-	37,871
Human Genome Sciences, Inc.	83,009	23,714	16,686	-	52,179
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Illumina, Inc.	$ 178,053	$ 90,308	-	-	$ 340,705
Immunomedics, Inc.	13,792	-	-	-	16,294
Infinera Corp.	92,112	66,733	-	-	114,396
InterMune, Inc.	63,299	-	-	-	54,958
Internet Capital Group, Inc.	43,005	-	-	-	38,731
Isis Pharmaceuticals, Inc.	151,242	14,661	-	-	134,872
JetBlue Airways Corp.	126,022	-	-	-	71,472
Lululemon Athletica, Inc.	126,886	53,395	-	-	163,495
Mellanox Technologies Ltd.	53,633	-	-	-	49,401
Minerals Technologies, Inc.	128,955	-	-	193	134,179
Myriad Genetics, Inc.	192,523	-	67,280	-	119,803
Nastech Pharmaceutical Co., Inc.	9,808	-	-	-	3,071
OM Group, Inc.	63,889	72,605	-	-	102,613
Omniture, Inc.	90,056	-	33,933	-	-
OREXIGEN Therapeutics, Inc.	14,523	19,244	-	-	23,712
Palm, Inc.	68,591	1,851	-	-	61,582
Power Integrations, Inc.	86,294	2,540	-	-	96,627
Rambus, Inc.	158,804	65,123	7,535	-	217,612
Red Hat, Inc.	228,076	133,164	7,372	-	438,416
Regeneron Pharmaceuticals, Inc.	139,151	-	-	-	127,140
Rigel Pharmaceuticals, Inc.	21,587	13,662	-	-	85,127
Riverbed Technology, Inc.	199,958	-	70,749	-	-
Rubicon Technology, Inc.	24,150	18,375	-	-	47,149
Salesforce.com, Inc.	662,606	20,835	-	-	868,840
Seattle Genetics, Inc.	73,220	11,456	-	-	74,122
Sepracor, Inc.	282,362	15,227	-	-	241,386
Sonus Networks, Inc.	176,579	-	-	-	115,125
SuccessFactors, Inc.	28,946	28,515	-	-	50,905
Sunesis Pharmaceuticals, Inc.	6,691	-	-	-	6,312
Synaptics, Inc.	144,712	23,063	-	-	131,949
Thoratec Corp.	103,783	-	-	-	87,572
TiVo, Inc.	73,514	1,707	-	-	84,260
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Transition Therapeutics, Inc.	$ 22,721	$ -	$ -	$ -	$ 27,351
Trubion Pharmaceuticals, Inc.	17,732	-	-	-	11,041
TurboChef Technologies, Inc.	43,103	-	6,240	-	13,283
Universal Display Corp.	57,811	1,378	-	-	54,445
Veeco Instruments, Inc.	29,617	-	31,811	-	-
Vertex Pharmaceuticals, Inc.	321,122	25,913	-	-	396,979
Total	$ 9,295,333	$ 1,060,775	$ 1,258,834	$ 1,005	$ 7,097,358
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

<Click Here>Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 38,338,166	$ 35,925,667	$ 2,376,858	$ 35,641
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,641
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	10,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 35,641

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.6%
Japan	6.3%
Canada	4.3%
Ireland	3.2%
Brazil	1.5%
Others (individually less than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $892,897 and repurchase agreements of $4,764) - See accompanying schedule: Unaffiliated issuers (cost $21,091,916)	$ 30,262,829
Fidelity Central Funds (cost $977,979)	977,979
Other affiliated issuers (cost $6,679,032)	7,097,358
Total Investments (cost $28,748,927)		$ 38,338,166
Cash		1
Receivable for investments sold		124,348
Receivable for fund shares sold		38,471
Dividends receivable		68,381
Distributions receivable from Fidelity Central Funds		3,619
Prepaid expenses		64
Other receivables		1,015
Total assets		38,574,065

Liabilities
Payable for investments purchased	$ 80,177
Payable for fund shares redeemed	19,609
Accrued management fee	22,273
Other affiliated payables	6,268
Other payables and accrued expenses	973
Collateral on securities loaned, at value	913,817
Total liabilities		1,043,117

Net Assets		$ 37,530,948
Net Assets consist of:
Paid in capital		$ 27,557,748
Undistributed net investment income		32,152
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		354,124
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		9,586,924
Net Assets		$ 37,530,948

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2008 (Unaudited)

Growth Company: Net Asset Value, offering price and redemption price per share ($37,530,846.545 ÷ 459,688.36604 shares)	$ 81.64

Class K: Net Asset Value, offering price and redemption price per share ($101.632 ÷ 1.24471 shares)	$ 81.65

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends (including $1,005 earned from other affiliated issuers)		$ 177,108
Interest		364
Income from Fidelity Central Funds (including $18,029 from security lending)		20,433
Total income		197,905

Expenses
Management fee Basic fee	$ 97,653
Performance adjustment	29,582
Transfer agent fees	35,686
Accounting and security lending fees	1,153
Custodian fees and expenses	597
Independent trustees' compensation	74
Depreciation in deferred trustee compensation account	(1)
Registration fees	196
Audit	62
Legal	106
Miscellaneous	1,010
Total expenses before reductions	166,118
Expense reductions	(922)	165,196
Net investment income (loss)		32,709
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	483,169
Other affiliated issuers	58,920
Foreign currency transactions	(777)
Total net realized gain (loss)		541,312
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,164,169)
Assets and liabilities in foreign currencies	(2,341)
Total change in net unrealized appreciation (depreciation)		(1,166,510)
Net gain (loss)		(625,198)
Net increase (decrease) in net assets resulting from operations		$ (592,489)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,709	$ (27,215)
Net realized gain (loss)	541,312	964,869
Change in net unrealized appreciation (depreciation)	(1,166,510)	5,111,311
Net increase (decrease) in net assets resulting from operations	(592,489)	6,048,965
Distributions to shareholders from net realized gain	(263,208)	-
Share transactions - net increase (decrease)	1,431,946	785,395
Total increase (decrease) in net assets	576,249	6,834,360

Net Assets
Beginning of period	36,954,699	30,120,339
End of period (including undistributed net investment income of $32,152 and accumulated net investment loss of $557, respectively)	$ 37,530,948	$ 36,954,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Growth Company

	Six months ended May 31,2008	Years ended November 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 83.70	$ 69.66	$ 62.44	$ 53.80	$ 49.40	$ 39.35
Income from Investment Operations
Net investment income (loss) D	.07	(.06)	(.16)	(.18)	.08G	(.01)
Net realized and unrealized gain (loss)	(1.53)	14.10	7.38	8.90	4.32	10.06
Total from investment operations	(1.46)	14.04	7.22	8.72	4.40	10.05
Distributions from net investment income	-	-	-	(.08)	-	-
Distributions from net realized gain	(.60)	-	-	-	-	-
Total distributions	(.60)	-	-	(.08)	-	-
Net asset value, end of period	$ 81.64	$ 83.70	$ 69.66	$ 62.44	$ 53.80	$ 49.40
Total ReturnB, C	(1.76)%	20.16%	11.56%	16.23%	8.91%	25.54%
Ratios to Average Net AssetsE, H
Expenses before reductions	.95%A	.94%	.97%	.96%	.84%	.85%
Expenses net of fee waivers, if any	.95%A	.94%	.97%	.96%	.84%	.85%
Expenses net of all reductions	.94%A	.93%	.96%	.94%	.82%	.83%
Net investment income (loss)	.19%A	(.08)%	(.25)%	(.32)%	.15%	(.03)%
Supplemental Data
Net assets, end of period (in millions)	$ 37,531	$ 36,955	$ 30,120	$ 26,826	$ 24,169	$ 22,381
Portfolio turnover rate F	52%A	49%	54%	50%	49%	47%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.18 per share.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Period ended May 31, 2008H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 80.34
Income from Investment Operations
Net investment income (loss) D, J	-
Net realized and unrealized gain (loss)	1.31G
Total from investment operations	1.31
Net asset value, end of period	$ 81.65
Total ReturnB, C	1.63%
Ratios to Average Net AssetsE, I
Expenses before reductions	.81%A
Expenses net of fee waivers, if any	.81%A
Expenses net of all reductions	.80%A
Net investment income (loss)	.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 102
Portfolio turnover rateF	52%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than .01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 17, 2008, the Board of Trustees of the Fund approved the creation of an additional class of shares. The Fund commenced sale of shares of Class K and the existing class was designated Growth Company on May 9, 2008. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date.

Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 11,945,895
Unrealized depreciation	(2,582,902)
Net unrealized appreciation (depreciation)	$ 9,362,993
Cost for federal income tax purposes	$ 28,975,173

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,337,070 and $9,182,478, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Growth Company as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account of the shareholders of Growth Company and asset-based fees of .05% of average net assets for Class K. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the transfer agent for Growth Company. For the period, the transfer agent fees for Growth Company were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $49 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $152 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Growth Company	$ 761

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $2,058, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Growth Company	$ 263,208	$ -

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008 A	Year ended November 30, 2007	Six months ended May 31, 2008 A	Year ended November 30, 2007
Growth Company
Shares sold	55,687	87,222	$ 4,307,539	$ 6,635,611
Reinvestment of distributions	3,159	-	260,283	-
Shares redeemed	(40,647)	(78,093)	(3,135,976)	(5,850,216)
Net increase (decrease)	18,199	9,129	$ 1,431,846	$ 785,395
Class K
Shares sold	1	-	$ 100	$ -

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to May 31, 2008.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	17,225,894,455.97	93.775
Withheld	1,143,576,838.95	6.225
TOTAL	18,369,471,294.92	100.000
Dennis J. Dirks
Affirmative	17,293,993,357.36	94.145
Withheld	1,075,477,937.56	5.855
TOTAL	18,369,471,294.92	100.000
Edward C. Johnson 3d
Affirmative	17,177,993,463.99	93.514
Withheld	1,191,477,830.93	6.486
TOTAL	18,369,471,294.92	100.000
Alan J. Lacy
Affirmative	17,280,786,578.16	94.073
Withheld	1,088,684,716.76	5.927
TOTAL	18,369,471,294.92	100.000
Ned C. Lautenbach
Affirmative	17,275,050,964.62	94.042
Withheld	1,094,420,330.30	5.958
TOTAL	18,369,471,294.92	100.000
Joseph Mauriello
Affirmative	17,289,869,110.18	94.123
Withheld	1,079,602,184.74	5.877
TOTAL	18,369,471,294.92	100.000
Cornelia M. Small
Affirmative	17,277,424,534.41	94.055
Withheld	1,092,046,760.51	5.945
TOTAL	18,369,471,294.92	100.000
William S. Stavropoulos
Affirmative	17,208,188,881.25	93.678
Withheld	1,161,282,413.67	6.322
TOTAL	18,369,471,294.92	100.000
	# of Votes	% of Votes
David M. Thomas
Affirmative	17,300,605,112.82	94.181
Withheld	1,068,866,182.10	5.819
TOTAL	18,369,471,294.92	100.000
Michael E. Wiley
Affirmative	17,286,179,501.56	94.103
Withheld	1,083,291,793.36	5.897
TOTAL	18,369,471,294.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	13,315,613,624.71	72.488
Against	3,865,535,580.46	21.043
Abstain	915,660,441.98	4.985
Broker Non-Votes	272,661,647.77	1.484
TOTAL	18,369,471,294.92	100.000
PROPOSAL 4

For Fidelity Growth Company Fund, a shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgment of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity."

	# of Votes	% of Votes
Affirmative	4,404,156,871.60	27.538
Against	10,370,904,489.18	64.846
Abstain	1,010,014,587.59	6.316
Broker Non-Votes	207,983,665.80	1.300
TOTAL	15,993,059,614.17	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GCF-USAN-0708
1.786812.105

Fidelity®

New Millennium Fund®

Semiannual Report

May 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Investments - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Actual	$ 1,000.00	$ 944.50	$ 5.35
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.50	$ 5.55

* Expenses are equal to the Fund's annualized expense ratio of 1.10%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Green Mountain Coffee Roasters, Inc.	2.4	1.6
Cisco Systems, Inc.	2.2	1.4
Google, Inc. Class A (sub. vtg.)	1.8	2.0
Li & Fung Ltd.	1.7	1.1
Renewable Energy Corp. AS	1.6	0.5
Q-Cells AG	1.5	1.4
Exxon Mobil Corp.	1.2	0.8
Charles Schwab Corp.	1.1	1.1
Berkshire Hathaway, Inc. Class A	1.1	0.8
Corning, Inc.	1.1	0.6
	15.7
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	20.2	19.6
Industrials	16.8	15.2
Consumer Staples	12.4	7.4
Health Care	12.4	17.5
Financials	12.2	11.9
Asset Allocation (% of fund's net assets)
As of May 31, 2008 *		As of November 30, 2007 **
	Stocks 97.6%		Stocks 95.5%
	Convertible Securities 0.7%		Convertible Securities 0.0%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 4.5%
* Foreign investments	24.9%	** Foreign investments	22.1%

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.5%
Gentex Corp.	165,300	$ 2,903
Johnson Controls, Inc.	250,000	8,515
		11,418
Automobiles - 0.2%
Renault SA	30,900	3,173
Distributors - 1.9%
Li & Fung Ltd.	9,483,600	35,850
LKQ Corp. (a)	200,000	4,432
		40,282
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	46,200	3,038
Hotels, Restaurants & Leisure - 0.1%
Life Time Fitness, Inc. (a)	65,500	2,621
Household Durables - 0.4%
Harman International Industries, Inc.	100,100	4,476
Whirlpool Corp.	58,200	4,288
		8,764
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	31,500	4,238
Leisure Equipment & Products - 0.5%
MarineMax, Inc. (a)(d)	298,900	2,926
Pool Corp. (d)	249,500	5,142
Summer Infant, Inc. (a)	710,784	3,078
		11,146
Media - 1.3%
Central European Media Enterprises Ltd. Class A (a)	80,200	8,532
Comcast Corp. Class A	282,700	6,361
Sports Properties Acquisition Corp. unit	315,300	3,112
Time Warner, Inc.	519,100	8,243
		26,248
Specialty Retail - 1.1%
Lowe's Companies, Inc.	355,000	8,520
OfficeMax, Inc.	131,400	2,849
Ross Stores, Inc.	90,000	3,296
TJX Companies, Inc.	289,600	9,285
		23,950
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc. (a)	361,900	$ 5,392
LVMH Moet Hennessy - Louis Vuitton	35,900	4,200
Polo Ralph Lauren Corp. Class A	76,500	5,344
Ports Design Ltd.	2,107,600	6,482
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	320,800	11,485
		32,903
TOTAL CONSUMER DISCRETIONARY		167,781
CONSUMER STAPLES - 12.4%
Beverages - 2.0%
Coca-Cola Femsa SA de CV sponsored ADR	130,100	8,118
Diageo PLC sponsored ADR	62,300	4,898
Molson Coors Brewing Co. Class B	110,300	6,397
PepsiCo, Inc.	170,000	11,611
The Coca-Cola Co.	199,500	11,423
		42,447
Food & Staples Retailing - 2.8%
Costco Wholesale Corp.	116,400	8,302
CVS Caremark Corp.	243,200	10,407
Sysco Corp.	168,400	5,197
United Natural Foods, Inc. (a)	515,600	10,967
Wal-Mart Stores, Inc.	287,800	16,618
Whole Foods Market, Inc.	117,000	3,393
X5 Retail Group NV GDR (a)(f)	137,500	5,088
		59,972
Food Products - 5.1%
Bunge Ltd.	57,300	6,840
Corn Products International, Inc.	153,000	7,193
Darling International, Inc. (a)	200,000	3,222
Dean Foods Co.	183,100	3,982
Green Mountain Coffee Roasters, Inc. (a)(d)	1,145,700	49,444
Hain Celestial Group, Inc. (a)	329,600	9,483
Marine Harvest ASA (a)(d)	13,377,000	9,020
Nestle SA (Reg.)	10,726	5,274
Tyson Foods, Inc. Class A	276,500	5,209
Unilever NV (NY Shares)	120,000	3,931
Wimm-Bill-Dann Foods OJSC sponsored ADR	24,200	3,027
		106,625
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.7%
Colgate-Palmolive Co.	90,500	$ 6,730
Energizer Holdings, Inc. (a)	86,900	7,090
Procter & Gamble Co.	326,500	21,565
		35,385
Personal Products - 0.5%
Avon Products, Inc.	248,900	9,722
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	100,000	7,537
TOTAL CONSUMER STAPLES		261,688
ENERGY - 7.7%
Energy Equipment & Services - 0.8%
ION Geophysical Corp. (a)(d)	252,800	4,143
Nabors Industries Ltd. (a)	112,200	4,717
North American Energy Partners, Inc. (a)	251,400	4,500
SBM Offshore NV	110,396	4,383
		17,743
Oil, Gas & Consumable Fuels - 6.9%
Canadian Natural Resources Ltd.	53,100	5,197
Denbury Resources, Inc. (a)	168,400	5,731
Exxon Mobil Corp.	284,900	25,288
Hess Corp.	87,200	10,709
Lukoil Oil Co. sponsored ADR	68,800	7,706
Niko Resources Ltd.	44,400	4,120
Noble Energy, Inc.	42,100	4,103
OAO Gazprom sponsored ADR	169,200	10,237
OJSC Rosneft unit	578,600	7,030
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	167,300	10,112
Plains Exploration & Production Co. (a)	71,295	5,096
Quicksilver Resources, Inc. (a)	263,100	9,585
SouthGobi Energy Resources Ltd. (a)	613,200	10,369
Southwestern Energy Co. (a)	117,600	5,214
Suncor Energy, Inc.	92,400	6,307
Ultra Petroleum Corp. (a)	70,900	6,166
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	161,400	$ 6,140
XTO Energy, Inc.	82,650	5,258
		144,368
TOTAL ENERGY		162,111
FINANCIALS - 11.5%
Capital Markets - 1.7%
Charles Schwab Corp.	1,078,100	23,912
EFG International	113,920	4,268
T. Rowe Price Group, Inc.	143,000	8,283
		36,463
Commercial Banks - 2.1%
Associated Banc-Corp.	120,100	3,280
BOK Financial Corp.	58,100	3,383
City Holding Co.	100,000	4,302
M&T Bank Corp. (d)	69,900	6,058
PNC Financial Services Group, Inc.	128,100	8,230
UMB Financial Corp.	205,900	10,742
Wachovia Corp.	311,100	7,404
		43,399
Diversified Financial Services - 3.4%
Bolsa de Mercadorias & Futuros - BM&F SA	503,300	5,768
Bovespa Holding SA	327,900	5,399
CIT Group, Inc.	91,600	916
Citigroup, Inc.	587,400	12,858
Climate Exchange PLC (a)	100,800	4,057
CME Group, Inc. (d)	37,400	16,093
Deutsche Boerse AG	51,000	7,318
Hong Kong Exchanges & Clearing Ltd.	165,000	2,833
KKR Financial Holdings LLC	250,000	3,040
MSCI, Inc. Class A	142,000	5,048
NYMEX Holdings, Inc.	92,300	8,383
		71,713
Insurance - 3.6%
AFLAC, Inc.	164,800	11,063
American International Group, Inc.	535,800	19,289
Assured Guaranty Ltd.	427,200	9,868
Berkshire Hathaway, Inc. Class A (a)	177	23,833
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
IPC Holdings Ltd.	182,200	$ 5,174
The Chubb Corp.	120,100	6,457
		75,684
Thrifts & Mortgage Finance - 0.7%
Bank Mutual Corp.	583,000	6,465
Fannie Mae	100,000	2,702
MGIC Investment Corp.	394,000	4,736
Washington Mutual, Inc.	188,800	1,703
		15,606
TOTAL FINANCIALS		242,865
HEALTH CARE - 12.4%
Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. (a)	59,900	4,274
Alnylam Pharmaceuticals, Inc. (a)	266,600	7,699
Amylin Pharmaceuticals, Inc. (a)(d)	136,200	4,327
Celgene Corp. (a)	117,600	7,157
Cepheid, Inc. (a)	230,600	6,069
CSL Ltd.	335,477	12,762
CytRx Corp. (d)	1,751,004	1,541
Diagnocure, Inc. (a)	920,700	2,595
Genomic Health, Inc. (a)(d)	288,300	4,988
Gilead Sciences, Inc. (a)	115,800	6,406
GTx, Inc. (a)(d)	297,068	4,462
Memory Pharmaceuticals Corp. (a)	1,606,400	805
Myriad Genetics, Inc. (a)	49,700	2,406
OREXIGEN Therapeutics, Inc.	226,300	1,971
RXi Pharmaceuticals Corp. (d)	498,212	4,823
Vertex Pharmaceuticals, Inc. (a)	134,100	3,839
		76,124
Health Care Equipment & Supplies - 3.3%
Becton, Dickinson & Co.	95,400	8,057
C.R. Bard, Inc.	67,500	6,156
Gen-Probe, Inc. (a)	119,400	6,799
Heartware Ltd. (a)	3,225,734	1,542
Hologic, Inc. (a)(d)	184,704	4,438
Insulet Corp.	192,400	3,136
IRIS International, Inc. (a)	233,234	3,690
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	320,995	$ 9,415
Mindray Medical International Ltd. sponsored ADR	224,500	9,407
Quidel Corp. (a)	505,500	8,629
ThermoGenesis Corp. (a)(e)	5,465,243	8,034
		69,303
Health Care Providers & Services - 1.6%
Assisted Living Concepts, Inc. Class A (a)(d)	508,300	3,406
athenahealth, Inc. (d)	243,000	7,696
Capital Senior Living Corp. (a)	611,000	4,912
Dialysis Corp. of America (a)	254,254	1,856
Emeritus Corp. (a)	175,208	3,720
Henry Schein, Inc. (a)	123,300	6,870
LHC Group, Inc. (a)(d)	227,133	4,922
		33,382
Health Care Technology - 0.4%
Cerner Corp. (a)(d)	126,700	5,748
MedAssets, Inc.	202,000	3,608
		9,356
Life Sciences Tools & Services - 1.9%
Applera Corp. - Celera Genomics Group (a)	279,600	3,601
Covance, Inc. (a)	74,700	6,124
Illumina, Inc. (a)	101,400	7,958
Pharmaceutical Product Development, Inc.	107,600	4,757
QIAGEN NV (a)	618,200	12,308
Techne Corp. (a)	52,100	4,090
		38,838
Pharmaceuticals - 1.6%
Elan Corp. PLC sponsored ADR (a)	251,200	6,290
Inspire Pharmaceuticals, Inc. (a)	302,500	1,186
Nexmed, Inc. (a)(e)	6,399,067	8,383
Schering-Plough Corp.	207,000	4,223
Teva Pharmaceutical Industries Ltd. sponsored ADR	79,800	3,649
Wyeth	150,700	6,702
XenoPort, Inc. (a)	72,300	3,129
		33,562
TOTAL HEALTH CARE		260,565
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 16.8%
Aerospace & Defense - 2.6%
General Dynamics Corp.	200,300	$ 18,458
Lockheed Martin Corp.	63,000	6,895
Raytheon Co.	197,000	12,580
Rockwell Collins, Inc.	178,300	10,942
Stanley, Inc. (a)	100,000	3,156
Taser International, Inc. (a)(d)	332,800	2,340
		54,371
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	164,700	10,623
Expeditors International of Washington, Inc.	114,200	5,377
Forward Air Corp.	182,700	6,769
Hub Group, Inc. Class A (a)	233,916	8,440
UTI Worldwide, Inc.	268,000	6,368
		37,577
Commercial Services & Supplies - 4.4%
Clean Harbors, Inc. (a)(d)	294,600	20,925
Copart, Inc. (a)	50,000	2,250
Corrections Corp. of America (a)	473,700	12,212
Equifax, Inc.	126,600	4,831
Fuel Tech, Inc. (a)(d)	197,387	5,022
Healthcare Services Group, Inc.	566,600	9,995
Monster Worldwide, Inc. (a)(d)	158,600	3,916
PHH Corp. (a)	200,000	3,766
Robert Half International, Inc.	165,500	4,068
Stericycle, Inc. (a)	80,200	4,676
Tetra Tech, Inc. (a)(d)	268,500	7,099
Waste Management, Inc.	345,900	13,120
		91,880
Construction & Engineering - 0.5%
Doosan Heavy Industries & Construction Co. Ltd.	21,610	2,574
Grupo Acciona SA	11,000	3,127
Quanta Services, Inc. (a)	175,101	5,610
		11,311
Electrical Equipment - 6.1%
Evergreen Solar, Inc. (a)(d)	1,738,759	18,083
First Solar, Inc. (a)	30,800	8,240
JA Solar Holdings Co. Ltd. ADR (a)	210,000	4,467
Q-Cells AG (a)(d)	251,200	30,540
Renewable Energy Corp. AS (a)(d)	1,130,500	33,573
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Roth & Rau AG (a)(d)	27,981	$ 6,902
SolarWorld AG (d)	170,500	8,801
Sunpower Corp. Class A (a)	51,500	4,218
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	304,800	12,966
		127,790
Machinery - 1.2%
Badger Meter, Inc.	93,900	4,615
ITT Corp.	160,400	10,586
Kadant, Inc. (a)	167,500	4,477
Pentair, Inc.	128,500	4,810
		24,488
Road & Rail - 0.2%
Landstar System, Inc.	91,300	5,087
TOTAL INDUSTRIALS		352,504
INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 4.3%
Ciena Corp. (a)	186,500	5,699
Cisco Systems, Inc. (a)	1,724,100	46,068
Corning, Inc.	807,100	22,066
Harris Corp.	133,100	8,755
Juniper Networks, Inc. (a)	253,600	6,979
		89,567
Computers & Peripherals - 2.0%
Apple, Inc. (a)	100,500	18,969
EMC Corp. (a)	603,500	10,525
International Business Machines Corp.	100,000	12,943
		42,437
Electronic Equipment & Instruments - 1.6%
Acacia Research Corp. - Acacia Technologies (a)	612,800	3,328
Everlight Electronics Co. Ltd.	854,000	3,019
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,222,080	6,912
Itron, Inc. (a)(d)	112,000	10,929
Motech Industries, Inc.	578,674	4,928
Universal Display Corp. (a)(d)	280,700	4,269
		33,385
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	220,800	8,622
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Constant Contact, Inc. (d)	205,300	$ 3,942
DealerTrack Holdings, Inc. (a)	127,300	2,678
Equinix, Inc. (a)	104,500	9,979
Google, Inc. Class A (sub. vtg.) (a)	63,100	36,964
Omniture, Inc. (a)	483,690	11,923
Terremark Worldwide, Inc. (a)	779,900	4,913
VistaPrint Ltd. (a)	139,407	4,366
		83,387
IT Services - 2.3%
Fidelity National Information Services, Inc.	103,200	4,157
Hewitt Associates, Inc. Class A (a)	150,800	5,905
ManTech International Corp. Class A (a)	50,000	2,522
NCI, Inc. Class A (a)	100,000	2,100
Paychex, Inc.	200,000	6,910
SAIC, Inc. (a)	150,000	2,990
The Western Union Co.	449,000	10,614
Visa, Inc.	155,300	13,412
		48,610
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Analog Technology, Inc.	539,000	2,366
Applied Materials, Inc.	527,000	10,440
ARM Holdings PLC sponsored ADR	1,409,400	8,795
ASML Holding NV (NY Shares)	247,566	7,417
AuthenTec, Inc.	100,000	1,363
Epistar Corp.	1,032,000	2,816
Global Mixed-mode Technology, Inc.	469,000	2,760
Hittite Microwave Corp. (a)	133,900	5,349
Intel Corp.	837,200	19,406
Richtek Technology Corp.	512,050	4,798
Siliconware Precision Industries Co. Ltd. sponsored ADR	509,378	4,325
		69,835
Software - 2.7%
Adobe Systems, Inc. (a)	209,600	9,235
Autonomy Corp. PLC (a)	1,078,300	18,936
Concur Technologies, Inc. (a)	135,000	4,950
Nuance Communications, Inc. (a)	274,700	5,417
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Quality Systems, Inc. (d)	167,700	$ 5,522
Salesforce.com, Inc. (a)	187,800	13,580
		57,640
TOTAL INFORMATION TECHNOLOGY		424,861
MATERIALS - 3.6%
Chemicals - 1.1%
ADA-ES, Inc. (a)	203,246	1,994
Calgon Carbon Corp. (a)	273,500	4,846
E.I. du Pont de Nemours & Co.	106,000	5,078
Ecolab, Inc.	182,600	8,186
Zoltek Companies, Inc. (a)(d)	117,800	3,561
		23,665
Metals & Mining - 2.3%
ArcelorMittal SA (NY Shares) Class A	71,100	7,062
Goldcorp, Inc.	176,600	7,105
Ivanhoe Mines Ltd. (a)	481,800	4,447
Rio Tinto PLC (Reg.)	38,858	4,674
Searchlight Minerals Corp. (a)	488,161	1,216
Steel Dynamics, Inc.	164,800	5,949
Timminco Ltd. (a)(d)	553,600	16,995
		47,448
Paper & Forest Products - 0.2%
Stella-Jones, Inc.	127,800	4,115
TOTAL MATERIALS		75,228
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	200,000	7,980
Qwest Communications International, Inc. (d)	674,400	3,271
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	327,200	6,119
Verizon Communications, Inc.	327,000	12,580
		29,950
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV Series L sponsored ADR	85,600	5,116
TOTAL TELECOMMUNICATION SERVICES		35,066
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.3%
Electric Utilities - 1.6%
Entergy Corp.	94,100	$ 11,364
Exelon Corp.	169,400	14,907
FPL Group, Inc.	92,900	6,273
		32,544
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	528,300	10,291
Multi-Utilities - 1.0%
NSTAR	294,800	9,885
Veolia Environnement sponsored ADR	75,200	5,356
Wisconsin Energy Corp.	90,000	4,324
YTL Corp. Bhd	993,500	2,300
		21,865
Water Utilities - 0.2%
Cascal BV	340,000	3,910
TOTAL UTILITIES		68,610
TOTAL COMMON STOCKS (Cost $1,788,022)		2,051,279
Convertible Preferred Stocks - 0.7%

FINANCIALS - 0.7%
Commercial Banks - 0.2%
East West Bancorp, Inc. Series A, 8.00%	3,500	3,654
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	17,000	911
Ning, Inc. Series D 8.00% (g)	419,580	3,000
		3,911
Thrifts & Mortgage Finance - 0.3%
Washington Mutual, Inc.	65	6,701
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,850)		14,266
Money Market Funds - 11.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.44% (b)	36,495,833	$ 36,496
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	203,334,913	203,335
TOTAL MONEY MARKET FUNDS (Cost $239,831)		239,831
TOTAL INVESTMENT PORTFOLIO - 109.7% (Cost $2,041,703)		2,305,376
NET OTHER ASSETS - (9.7)%		(203,707)
NET ASSETS - 100%		$ 2,101,669
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,088,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,000,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 905
Fidelity Securities Lending Cash Central Fund	1,968
Total	$ 2,873
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexmed, Inc.	$ 8,895	$ -	$ -	$ -	$ 8,383
Summer Infant, Inc.	4,545	-	808	-	-
ThermoGenesis Corp.	11,750	-	-	-	8,034
Total	$ 25,190	$ -	$ 808	$ -	$ 16,417
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

<Click Here>Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,305,376	$ 2,286,436	$ 15,940	$ 3,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amount in thousands)
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	3,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 3,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.1%
Canada	3.4%
Germany	2.6%
United Kingdom	2.2%
Norway	2.0%
Bermuda	2.0%
Hong Kong	1.8%
Netherlands	1.8%
Taiwan	1.4%
Cayman Islands	1.4%
Russia	1.3%
Brazil	1.1%
Others (individually less than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $202,505) - See accompanying schedule: Unaffiliated issuers (cost $1,772,243)	$ 2,049,128
Fidelity Central Funds (cost $239,831)	239,831
Other affiliated issuers (cost $29,629)	16,417
Total Investments (cost $2,041,703)		$ 2,305,376
Receivable for investments sold Regular delivery		30,975
Delayed delivery		49
Receivable for fund shares sold		1,306
Dividends receivable		2,040
Distributions receivable from Fidelity Central Funds		404
Prepaid expenses		4
Other receivables		60
Total assets		2,340,214

Liabilities
Payable for investments purchased	$ 31,498
Payable for fund shares redeemed	1,798
Accrued management fee	1,506
Other affiliated payables	355
Other payables and accrued expenses	53
Collateral on securities loaned, at value	203,335
Total liabilities		238,545

Net Assets		$ 2,101,669
Net Assets consist of:
Paid in capital		$ 1,864,752
Undistributed net investment income		2,762
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,517)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		263,672
Net Assets, for 75,227 shares outstanding		$ 2,101,669
Net Asset Value, offering price and redemption price per share ($2,101,669 ÷ 75,227 shares)		$ 27.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)

Investment Income
Dividends		$ 10,633
Interest		106
Income from Fidelity Central Funds (including $1,968 from security lending)		2,873
Total income		13,612

Expenses
Management fee Basic fee	$ 6,336
Performance adjustment	2,778
Transfer agent fees	1,812
Accounting and security lending fees	332
Custodian fees and expenses	72
Independent trustees' compensation	4
Registration fees	45
Audit	30
Legal	7
Miscellaneous	65
Total expenses before reductions	11,481
Expense reductions	(73)	11,408
Net investment income (loss)		2,204
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,893)
Other affiliated issuers	(276)
Foreign currency transactions	(230)
Total net realized gain (loss)		(22,399)
Change in net unrealized appreciation (depreciation) on: Investment securities	(111,917)
Assets and liabilities in foreign currencies	54
Total change in net unrealized appreciation (depreciation)		(111,863)
Net gain (loss)		(134,262)
Net increase (decrease) in net assets resulting from operations		$ (132,058)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,204	$ 2,301
Net realized gain (loss)	(22,399)	366,050
Change in net unrealized appreciation (depreciation)	(111,863)	(12,729)
Net increase (decrease) in net assets resulting from operations	(132,058)	355,622
Distributions to shareholders from net investment income	(1,372)	-
Distributions to shareholders from net realized gain	(272,383)	(671,384)
Total distributions	(273,755)	(671,384)
Share transactions Proceeds from sales of shares	195,372	298,090
Reinvestment of distributions	257,044	620,141
Cost of shares redeemed	(220,071)	(782,472)
Net increase (decrease) in net assets resulting from share transactions	232,345	135,759
Total increase (decrease) in net assets	(173,468)	(180,003)

Net Assets
Beginning of period	2,275,137	2,455,140
End of period (including undistributed net investment income of $2,762 and undistributed net investment income of $3,238, respectively)	$ 2,101,669	$ 2,275,137
Other Information Shares
Sold	6,868	9,118
Issued in reinvestment of distributions	8,600	20,949
Redeemed	(8,100)	(24,354)
Net increase (decrease)	7,368	5,713

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2008	Years ended November 30,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 33.53	$ 39.51	$ 34.11	$ 30.71	$ 30.27	$ 23.97
Income from Investment Operations
Net investment income (loss) E	.03	.03	(.03)	- K	(.05) H	- I, K
Net realized and unrealized gain (loss)	(1.64)	4.78	5.43	3.40	.50	6.30
Total from investment operations	(1.61)	4.81	5.40	3.40	.45	6.30
Distributions from net investment income	(.02)	-	-	-	(.01)	-
Distributions from net realized gain	(3.96)	(10.79)	-	-	-	-
Total distributions	(3.98)	(10.79)	-	-	(.01)	-
Net asset value, end of period	$ 27.94	$ 33.53	$ 39.51	$ 34.11	$ 30.71	$ 30.27
Total Return B, C, D	(5.55)%	16.29%	15.83%	11.07%	1.49%	26.28%
Ratios to Average Net Assets F, J
Expenses before reductions	1.10% A	.94%	.93%	.86%	.96%	.81%
Expenses net of fee waivers, if any	1.10% A	.94%	.93%	.86%	.96%	.81%
Expenses net of all reductions	1.09% A	.93%	.91%	.80%	.92%	.76%
Net investment income (loss)	.21% A	.10%	(.07)%	(.01)%	(.18)%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 2,102	$ 2,275	$ 2,455	$ 3,411	$ 3,550	$ 3,621
Portfol io turnover rate G	94% A	87%	147%	120%	96%	97%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.03 per share. I Investment income per share reflects a special dividend which amounted to $.02 per share. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3)

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. The net asset value (NAV) per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-
dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 393,424
Unrealized depreciation	(135,920)
Net unrealized appreciation (depreciation)	$ 257,504
Cost for federal income tax purposes	$ 2,047,872

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $992,272 and $966,011, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .87% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's transfer agent. For the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

period the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $59 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2 and $12, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $627, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on June 18, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	17,225,894,455.97	93.775
Withheld	1,143,576,838.95	6.225
TOTAL	18,369,471,294.92	100.000
Dennis J. Dirks
Affirmative	17,293,993,357.36	94.145
Withheld	1,075,477,937.56	5.855
TOTAL	18,369,471,294.92	100.000
Edward C. Johnson 3d
Affirmative	17,177,993,463.99	93.514
Withheld	1,191,477,830.93	6.486
TOTAL	18,369,471,294.92	100.000
Alan J. Lacy
Affirmative	17,280,786,578.16	94.073
Withheld	1,088,684,716.76	5.927
TOTAL	18,369,471,294.92	100.000
Ned C. Lautenbach
Affirmative	17,275,050,964.62	94.042
Withheld	1,094,420,330.30	5.958
TOTAL	18,369,471,294.92	100.000
Joseph Mauriello
Affirmative	17,289,869,110.18	94.123
Withheld	1,079,602,184.74	5.877
TOTAL	18,369,471,294.92	100.000
Cornelia M. Small
Affirmative	17,277,424,534.41	94.055
Withheld	1,092,046,760.51	5.945
TOTAL	18,369,471,294.92	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	17,208,188,881.25	93.678
Withheld	1,161,282,413.67	6.322
TOTAL	18,369,471,294.92	100.000
David M. Thomas
Affirmative	17,300,605,112.82	94.181
Withheld	1,068,866,182.10	5.819
TOTAL	18,369,471,294.92	100.000
Michael E. Wiley
Affirmative	17,286,179,501.56	94.103
Withheld	1,083,291,793.36	5.897
TOTAL	18,369,471,294.92	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	13,315,613,624.71	72.488
Against	3,865,535,580.46	21.043
Abstain	915,660,441.98	4.985
Broker Non-Votes	272,661,647.77	1.484
TOTAL	18,369,471,294.92	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NMF-USAN-0708
1.786815.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 1, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 1, 2008